UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2013

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 1.0%
3,241	*	American Axle & Manufacturing Holdings, Inc	$44
5,331	*	BorgWarner, Inc	412
2,813		Cooper Tire & Rubber Co	72
7,200		Dana Holding Corp	128
15,470		Delphi Automotive plc	687
734		Dorman Products, Inc	27
1,013		Drew Industries, Inc	37
3,666	*	Exide Technologies	10
996	*	Federal Mogul Corp (Class A)	6
176,858		Ford Motor Co	2,326
735	*	Fuel Systems Solutions, Inc	12
36,464	*	General Motors Co	1,015
6,807		Gentex Corp	136
1,306	*	Gentherm, Inc	22
12,196	*	Goodyear Tire & Rubber Co	154
10,683		Harley-Davidson, Inc	570
32,143		Johnson Controls, Inc	1,127
4,466		Lear Corp	245
2,342	*	Modine Manufacturing Co	21
1,983		Spartan Motors, Inc	11
1,021		Standard Motor Products, Inc	28
1,336	*	Stoneridge, Inc	10
1,205		Superior Industries International, Inc	23
3,166	*	Tenneco, Inc	125
3,177	*,e	Tesla Motors, Inc	120
1,719		Thor Industries, Inc	63
312	*	Tower International, Inc	4
4,782	*	TRW Automotive Holdings Corp	263
2,234	*	Visteon Corp	129
1,507	*	Winnebago Industries, Inc	31

		TOTAL AUTOMOBILES & COMPONENTS	7,858

BANKS - 3.3%
810		1st Source Corp	19
1,172		1st United Bancorp, Inc	8
351		Access National Corp	6
374		American National Bankshares, Inc	8
1,244	*	Ameris Bancorp	18
387		Ames National Corp	8
586		Arrow Financial Corp	14
7,538		Associated Banc-Corp	114
4,208		Astoria Financial Corp	41
180		Bancfirst Corp	7
1,517		Banco Latinoamericano de Exportaciones S.A. (Class E)	38

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

4,426	e	Bancorpsouth, Inc	$72
2,688		Bank Mutual Corp	15
1,854	e	Bank of Hawaii Corp	94
291		Bank of Kentucky Financial Corp	8
288		Bank of Marin Bancorp	12
1,276		Bank of the Ozarks, Inc	57
1,044		BankFinancial Corp	8
1,770		BankUnited	45
824		Banner Corp	26
194		Bar Harbor Bankshares	7
32,599		BB&T Corp	1,023
3,505		BBCN Bancorp, Inc	46
1,950	*	Beneficial Mutual Bancorp, Inc	20
1,072		Berkshire Hills Bancorp, Inc	27
384	*	BofI Holding, Inc	14
986		BOK Financial Corp	61
3,543		Boston Private Financial Holdings, Inc	35
354		Bridge Bancorp, Inc	8
475	*	Bridge Capital Holdings	7
3,533		Brookline Bancorp, Inc	32
397		Bryn Mawr Bank Corp	9
394	*	BSB Bancorp, Inc	5
159		C&F Financial Corp	7
460		Camden National Corp	15
582		Cape Bancorp, Inc	5
831	*,e	Capital City Bank Group, Inc	10
11,183		CapitalSource, Inc	108
7,090		Capitol Federal Financial	86
1,503		Cardinal Financial Corp	27
3,968		Cathay General Bancorp	80
645		Center Bancorp, Inc	8
1,148		Centerstate Banks of Florida, Inc	10
764	*	Central Pacific Financial Corp	12
152		Century Bancorp, Inc	5
1,616		Chemical Financial Corp	43
9,394	*	CIT Group, Inc	408
533		Citizens & Northern Corp	10
1,924	*	Citizens Republic Bancorp, Inc	43
923	e	City Holding Co	37
2,242		City National Corp	132
875		Clifton Savings Bancorp, Inc	11
498		CNB Financial Corp	8
1,740		CoBiz, Inc	14
2,091		Columbia Banking System, Inc	46
9,448		Comerica, Inc	340
3,451		Commerce Bancshares, Inc	141
1,740		Community Bank System, Inc	52
1,003		Community Trust Bancorp, Inc	34
2,461	e	Cullen/Frost Bankers, Inc	154
4,428		CVB Financial Corp	50
1,609		Dime Community Bancshares	23
6,269	*	Doral Financial Corp	4

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

860	*	Eagle Bancorp, Inc	$19
6,966		East West Bancorp, Inc	179
301		Enterprise Bancorp, Inc	5
828		Enterprise Financial Services Corp	12
559		ESB Financial Corp	8
1,035		ESSA Bancorp, Inc	11
1,053		EverBank Financial Corp	16
892		Farmers National Banc Corp	6
399		Federal Agricultural Mortgage Corp (Class C)	12
43,303		Fifth Third Bancorp	706
664		Financial Institutions, Inc	13
720		First Bancorp (NC)	10
3,468	*,e	First Bancorp (Puerto Rico)	22
498		First Bancorp, Inc	9
3,831		First Busey Corp	18
1,046	*	First California Financial Group, Inc	9
147		First Citizens Bancshares, Inc (Class A)	27
4,700		First Commonwealth Financial Corp	35
680		First Community Bancshares, Inc	11
886		First Connecticut Bancorp	13
510		First Defiance Financial Corp	12
3,063		First Financial Bancorp	49
1,220	e	First Financial Bankshares, Inc	59
590		First Financial Corp	19
889		First Financial Holdings, Inc	19
814	*	First Financial Northwest, Inc	6
11,345		First Horizon National Corp	121
654		First Interstate Bancsystem, Inc	12
1,238		First Merchants Corp	19
3,929		First Midwest Bancorp, Inc	52
15,757		First Niagara Financial Group, Inc	140
288		First of Long Island Corp	9
412		First Pactrust Bancorp, Inc	5
4,959		First Republic Bank	192
5,568	e	FirstMerit Corp	92
1,645		Flushing Financial Corp	28
6,390		FNB Corp	77
449	*,e	FNB United Corp	4
752		Fox Chase Bancorp, Inc	13
689		Franklin Financial Corp	13
10,086		Fulton Financial Corp	118
602		German American Bancorp, Inc	14
3,468		Glacier Bancorp, Inc	66
500		Great Southern Bancorp, Inc	12
3,552	*	Guaranty Bancorp	7
3,706		Hancock Holding Co	115
1,525	*	Hanmi Financial Corp	24
928		Heartland Financial USA, Inc	23
1,007	*	Heritage Commerce Corp	7
534		Heritage Financial Corp	8
394		Heritage Financial Group	6
917	*	Heritage Oaks Bancorp	5

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

343	*	Home Bancorp, Inc	$6
1,128		Home Bancshares, Inc	42
821		Home Federal Bancorp, Inc	11
649		Home Loan Servicing Solutions Ltd	15
444	*	HomeStreet, Inc	10
980	*	HomeTrust Bancshares, Inc	15
259		Horizon Bancorp	5
23,813		Hudson City Bancorp, Inc	206
754		Hudson Valley Holding Corp	11
40,200		Huntington Bancshares, Inc	297
1,370		IBERIABANK Corp	69
1,031	e	Independent Bank Corp	34
2,385		International Bancshares Corp	50
2,538		Investors Bancorp, Inc	48
1,441		Kearny Financial Corp	15
44,469		Keycorp	443
1,129		Lakeland Bancorp, Inc	11
734		Lakeland Financial Corp	20
5,893	e	M&T Bank Corp	608
731		MainSource Financial Group, Inc	10
2,798		MB Financial, Inc	68
410		Mercantile Bank Corp	7
273		Merchants Bancshares, Inc	8
249	*	Meridian Interstate Bancorp, Inc	5
759	*	MetroCorp Bancshares, Inc	8
9,426	*	MGIC Investment Corp	47
259		Middleburg Financial Corp	5
265		Midsouth Bancorp, Inc	4
334		MidWestOne Financial Group, Inc	8
357	e	National Bankshares, Inc	12
6,208		National Penn Bancshares, Inc	66
928	*,e	Nationstar Mortgage Holdings, Inc	34
2,336		NBT Bancorp, Inc	52
21,099	e	New York Community Bancorp, Inc	303
1,672		Northfield Bancorp, Inc	19
302		Northrim BanCorp, Inc	7
4,572		Northwest Bancshares, Inc	58
741		OceanFirst Financial Corp	11
5,213	*	Ocwen Financial Corp	198
3,801		Old National Bancorp	52
700	*	OmniAmerican Bancorp, Inc	18
2,272	e	Oriental Financial Group, Inc	35
2,816		Oritani Financial Corp	44
991		Pacific Continental Corp	11
1,486		PacWest Bancorp	43
688	e	Park National Corp	48
1,481	*	Park Sterling Bank	8
420		Peapack Gladstone Financial Corp	6
221		Penns Woods Bancorp, Inc	9
720	*	Pennsylvania Commerce Bancorp, Inc	12
595		Peoples Bancorp, Inc	13
312		Peoples Federal Bancshares, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

14,730		People’s United Financial, Inc	$198
1,766	*	Pinnacle Financial Partners, Inc	41
24,812		PNC Financial Services Group, Inc	1,650
4,451	*	Popular, Inc	123
564	*	Preferred Bank	9
3,026		PrivateBancorp, Inc	57
2,068		Prosperity Bancshares, Inc	98
446		Provident Financial Holdings, Inc	8
3,163		Provident Financial Services, Inc	48
2,753		Provident New York Bancorp	25
5,521	e	Radian Group, Inc	59
66,171		Regions Financial Corp	542
1,026		Renasant Corp	23
612	e	Republic Bancorp, Inc (Class A)	14
1,513		Rockville Financial, Inc	20
629		Roma Financial Corp	10
1,211		S&T Bancorp, Inc	22
615		S.Y. Bancorp, Inc	14
1,250		Sandy Spring Bancorp, Inc	25
728	e	SCBT Financial Corp	37
3,679	*	Seacoast Banking Corp of Florida	8
503		SI Financial Group, Inc	6
370		Sierra Bancorp	5
2,150	*	Signature Bank	169
905		Simmons First National Corp (Class A)	23
463		Simplicity Bancorp, Inc	7
917	e	Southside Bancshares, Inc	19
740	*	Southwest Bancorp, Inc	9
1,614		State Bank & Trust Co	26
1,347		StellarOne Corp	22
1,199		Sterling Bancorp	12
1,362		Sterling Financial Corp	30
513	*	Suffolk Bancorp	7
1,927	*	Sun Bancorp, Inc	7
25,048		SunTrust Banks, Inc	722
9,404		Susquehanna Bancshares, Inc	117
2,032	*	SVB Financial Group	144
38,163		Synovus Financial Corp	106
607	*	Taylor Capital Group, Inc	10
8,057		TCF Financial Corp	121
700		Territorial Bancorp, Inc	17
1,877	*	Texas Capital Bancshares, Inc	76
2,528	*	TFS Financial Corp	27
1,165	*	The Bancorp, Inc	16
429		Tompkins Trustco, Inc	18
1,255	e	TowneBank	19
726		Trico Bancshares	12
5,202		Trustco Bank Corp NY	29
3,370		Trustmark Corp	84
1,489		UMB Financial Corp	73
5,809		Umpqua Holdings Corp	77
814		Union Bankshares Corp	16

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

2,414	e	United Bankshares, Inc	$64
2,012	*	United Community Banks, Inc	23
1,056		United Financial Bancorp, Inc	16
792		Univest Corp of Pennsylvania	14
88,485		US Bancorp	3,002
9,564	e	Valley National Bancorp	98
1,734		ViewPoint Financial Group	35
1,010	*	Virginia Commerce Bancorp	14
568	*	Walker & Dunlop, Inc	10
835		Washington Banking Co	12
4,425		Washington Federal, Inc	77
881		Washington Trust Bancorp, Inc	24
3,466		Webster Financial Corp	84
229,238		Wells Fargo & Co	8,480
1,213		WesBanco, Inc	29
997		West Bancorporation, Inc	11
992		West Coast Bancorp	24
1,286		Westamerica Bancorporation	58
3,132	*	Western Alliance Bancorp	43
1,313		Westfield Financial, Inc	10
2,922	*	Wilshire Bancorp, Inc	20
1,580		Wintrust Financial Corp	59
320		WSFS Financial Corp	16
8,939		Zions Bancorporation	223

		TOTAL BANKS	26,976

CAPITAL GOODS - 8.2%
32,557		3M Co	3,461
1,795		A.O. Smith Corp	132
851		Aaon, Inc	23
2,061		AAR Corp	38
2,045	*,e	Accuride Corp	11
1,483		Aceto Corp	16
2,862		Actuant Corp (Class A)	88
2,053		Acuity Brands, Inc	142
4,649	*	Aecom Technology Corp	153
1,981	*	Aegion Corp	46
831	*	Aerovironment, Inc	15
4,488		AGCO Corp	234
3,284		Air Lease Corp	96
2,801		Aircastle Ltd	38
374		Alamo Group, Inc	14
1,443		Albany International Corp (Class A)	42
1,338		Alliant Techsystems, Inc	97
1,557		Altra Holdings, Inc	42
909	*	Ameresco, Inc	7
569		American Railcar Industries, Inc	27
373		American Science & Engineering, Inc	23
2,155	*,e	American Superconductor Corp	6
475	*	American Woodmark Corp	16
11,155		Ametek, Inc	484
475		Ampco-Pittsburgh Corp	9

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

1,541	*,e	API Technologies Corp	$4
1,479		Apogee Enterprises, Inc	43
1,694		Applied Industrial Technologies, Inc	76
420		Argan, Inc	6
988		Armstrong World Industries, Inc	55
861	*	ArvinMeritor, Inc	4
534		Astec Industries, Inc	19
525	*	Astronics Corp	16
78	*	Astronics Corp (Class B)	2
1,446		AZZ, Inc	70
5,372		Babcock & Wilcox Co	153
2,603		Barnes Group, Inc	75
4,584	*	BE Aerospace, Inc	276
2,000	*	Beacon Roofing Supply, Inc	77
2,316		Belden CDT, Inc	120
2,508	*	Blount International, Inc	34
35,310		Boeing Co	3,031
2,394		Brady Corp (Class A)	80
2,463		Briggs & Stratton Corp	61
2,524	*	Builders FirstSource, Inc	15
531	*	CAI International, Inc	15
12,740	*,e	Capstone Turbine Corp	11
3,097		Carlisle Cos, Inc	210
30,483		Caterpillar, Inc	2,651
1,453	*	Chart Industries, Inc	116
5,216		Chicago Bridge & Iron Co NV	324
839		CIRCOR International, Inc	36
2,139		Clarcor, Inc	112
1,332		CNH Global NV	55
428		Coleman Cable, Inc	6
2,110	*	Colfax Corp	98
1,162	*	Columbus McKinnon Corp	22
2,009		Comfort Systems USA, Inc	28
1,268	*	Commercial Vehicle Group, Inc	10
2,466		Crane Co	138
828		Cubic Corp	35
9,026		Cummins, Inc	1,045
1,833		Curtiss-Wright Corp	64
27,292		Danaher Corp	1,696
18,545		Deere & Co	1,595
2,604	*	DigitalGlobe, Inc	75
6,818		Donaldson Co, Inc	247
932		Douglas Dynamics, Inc	13
8,646		Dover Corp	630
430	*	DXP Enterprises, Inc	32
1,870	*	Dycom Industries, Inc	37
757		Dynamic Materials Corp	13
21,462		Eaton Corp	1,315
758	*	Edgen Group, Inc	6
2,932		EMCOR Group, Inc	124
34,563		Emerson Electric Co	1,931

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

840		Encore Wire Corp	$29
1,511	*	Energy Recovery, Inc	6
2,332	*	EnerSys	106
788	*	Engility Holdings, Inc	19
908	*,e	EnPro Industries, Inc	46
1,380		ESCO Technologies, Inc	56
1,554	*	Esterline Technologies Corp	118
9,057		Exelis, Inc	99
13,771		Fastenal Co	707
3,085	*	Federal Signal Corp	25
2,307	*	Flow International Corp	9
2,314		Flowserve Corp	388
7,931		Fluor Corp	526
7,238	*	Fortune Brands Home & Security, Inc	271
1,796		Franklin Electric Co, Inc	60
635		Freightcar America, Inc	14
4,152	*,e	FuelCell Energy, Inc	4
2,145	*	Furmanite Corp	14
2,430		Gardner Denver, Inc	183
2,370		GATX Corp	123
2,932	*,e	GenCorp, Inc	39
1,246	e	Generac Holdings, Inc	44
2,068	*	General Cable Corp	76
14,738		General Dynamics Corp	1,039
495,879		General Electric Co	11,465
1,633	*	Gibraltar Industries, Inc	30
809		Global Power Equipment Group, Inc	14
795		Gorman-Rupp Co	24
2,939		Graco, Inc	171
4,898	*,e	GrafTech International Ltd	38
604		Graham Corp	15
1,832		Granite Construction, Inc	58
3,079		Great Lakes Dredge & Dock Corp	21
869	*	Greenbrier Cos, Inc	20
2,356		Griffon Corp	28
1,293		H&E Equipment Services, Inc	26
534		Hardinge, Inc	7
4,082		Harsco Corp	101
2,240		Heico Corp	97
4,837	*	Hexcel Corp	140
36,382		Honeywell International, Inc	2,741
800		Houston Wire & Cable Co	10
2,806		Hubbell, Inc (Class B)	273
2,459		Huntington Ingalls	131
316	*	Hurco Cos, Inc	9
542		Hyster-Yale Materials Handling, Inc	31
4,026		IDEX Corp	215
2,800	*	II-VI, Inc	48
18,872		Illinois Tool Works, Inc	1,150
14,104		Ingersoll-Rand plc	776
916		Insteel Industries, Inc	15
4,471		ITT Corp	127

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

6,034	*	Jacobs Engineering Group, Inc	$339
1,665		John Bean Technologies Corp	35
4,866		Joy Global, Inc	290
208	*	Kadant, Inc	5
1,371		Kaman Corp	49
1,677		Kaydon Corp	43
6,842		KBR, Inc	220
3,920		Kennametal, Inc	153
953	*,e	KEYW Holding Corp	15
1,860	*	Kratos Defense & Security Solutions, Inc	9
4,551		L-3 Communications Holdings, Inc	368
990	*	Layne Christensen Co	21
659		LB Foster Co (Class A)	29
2,159		Lennox International, Inc	137
3,889		Lincoln Electric Holdings, Inc	211
623		Lindsay Manufacturing Co	55
533	*	LMI Aerospace, Inc	11
12,229		Lockheed Martin Corp	1,180
1,293		LSI Industries, Inc	9
853	*	Lydall, Inc	13
6,443		Manitowoc Co, Inc	132
17,530		Masco Corp	355
2,813	*	Mastec, Inc	82
901		Met-Pro Corp	9
445		Michael Baker Corp	11
947	*	Middleby Corp	144
614		Miller Industries, Inc	10
1,850	*	Moog, Inc (Class A)	85
2,027		MSC Industrial Direct Co (Class A)	174
935		Mueller Industries, Inc	50
8,122		Mueller Water Products, Inc (Class A)	48
881	*	MYR Group, Inc	22
206		National Presto Industries, Inc	17
2,730	*,e	Navistar International Corp	94
926	*	NCI Building Systems, Inc	16
822	*	NN, Inc	8
3,046		Nordson Corp	201
383	*	Nortek, Inc	27
11,665		Northrop Grumman Corp	818
625	*	Northwest Pipe Co	18
1,865	*	Orbital Sciences Corp	31
1,499	*	Orion Marine Group, Inc	15
4,565	*	Oshkosh Truck Corp	194
5,833	*	Owens Corning, Inc	230
16,883		Paccar, Inc	854
5,402		Pall Corp	369
7,125		Parker Hannifin Corp	653
9,786		Pentair Ltd	516
1,399	*	Perini Corp	27
1,025		Pike Electric Corp	15
762	*	PMFG, Inc	5
2,263	*,e	Polypore International, Inc	91

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

458	*	Powell Industries, Inc	$24
6,830		Precision Castparts Corp	1,295
96		Preformed Line Products Co	7
1,320		Primoris Services Corp	29
244	*	Proto Labs, Inc	12
1,987		Quanex Building Products Corp	32
9,586	*	Quanta Services, Inc	274
1,726		Raven Industries, Inc	58
15,461		Raytheon Co	909
1,025	*	RBC Bearings, Inc	52
1,883		Regal-Beloit Corp	154
1,385	*	Rexnord Corp	29
6,733		Rockwell Automation, Inc	581
6,442		Rockwell Collins, Inc	407
4,560		Roper Industries, Inc	581
1,703	*	Rush Enterprises, Inc (Class A)	41
559		Sauer-Danfoss, Inc	33
576		SeaCube Container Leasing Ltd	13
1,742		Simpson Manufacturing Co, Inc	53
2,633		Snap-On, Inc	218
5,621	*	Spirit Aerosystems Holdings, Inc (Class A)	107
2,461		SPX Corp	194
616		Standex International Corp	34
7,920		Stanley Works	641
701	*	Sterling Construction Co, Inc	8
1,027		Sun Hydraulics Corp	33
1,019		TAL International Group, Inc	46
1,988	*	Taser International, Inc	16
1,622	*	Teledyne Technologies, Inc	127
1,004		Tennant Co	49
5,365	*	Terex Corp	185
590	e	Textainer Group Holdings Ltd	23
13,409		Textron, Inc	400
728	*	Thermon Group Holdings	16
4,280		Timken Co	242
2,128	e	Titan International, Inc	45
784	*,e	Titan Machinery, Inc	22
2,682		Toro Co	124
2,372		TransDigm Group, Inc	363
714	*	Trex Co, Inc	35
1,579	*	Trimas Corp	51
3,579		Trinity Industries, Inc	162
2,423		Triumph Group, Inc	190
562	e	Twin Disc, Inc	14
4,555	*,e	United Rentals, Inc	250
42,604		United Technologies Corp	3,981
979		Universal Forest Products, Inc	39
3,231		URS Corp	153
3,497	*,e	USG Corp	92
1,134		Valmont Industries, Inc	178
1,023		Vicor Corp	5
2,705		W.W. Grainger, Inc	609

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

926	*	Wabash National Corp	$9
3,136	*	WABCO Holdings, Inc	221
1,468		Watsco, Inc	124
1,103		Watts Water Technologies, Inc (Class A)	53
2,122	*,e	WESCO International, Inc	154
2,251		Westinghouse Air Brake Technologies Corp	230
3,365		Woodward Governor Co	134
8,729		Xylem, Inc	241

		TOTAL CAPITAL GOODS	66,864

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
2,600		ABM Industries, Inc	58
2,406	*	Acacia Research (Acacia Technologies)	73
5,555	*	ACCO Brands Corp	37
828	e	Acorn Energy, Inc	6
1,159		Administaff, Inc	33
10,987		ADT Corp	538
1,661	*	Advisory Board Co	87
928		American Ecology Corp	25
2,166	*	ARC Document Solutions, Inc	6
508	*	AT Cross Co	7
5,027		Avery Dennison Corp	217
383		Barrett Business Services, Inc	20
1,863		Brink’s Co	53
1,375	*	Casella Waste Systems, Inc (Class A)	6
2,695	*,e	CBIZ, Inc	17
669		CDI Corp	12
3,345	*,e	Cenveo, Inc	7
4,640		Cintas Corp	205
2,372	*	Clean Harbors, Inc	138
493	*	Consolidated Graphics, Inc	19
5,437	*,e	Coolbrands International, Inc	7
4,410	*	Copart, Inc	151
1,551		Corporate Executive Board Co	90
4,833		Corrections Corp of America	189
594		Courier Corp	9
4,991	e	Covanta Holding Corp	101
717	*	CRA International, Inc	16
2,529		Deluxe Corp	105
1,664	*	Dolan Media Co	4
2,130	e	Dun & Bradstreet Corp	178
4,206	*	EnergySolutions, Inc	16
1,037	*	EnerNOC, Inc	18
1,357		Ennis, Inc	20
5,587		Equifax, Inc	322
641		Exponent, Inc	35
691	*	Franklin Covey Co	10
2,087	*	FTI Consulting, Inc	79
989		G & K Services, Inc (Class A)	45
3,325		Geo Group, Inc	125
645	*	GP Strategies Corp	15
3,373		Healthcare Services Group	86

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

943		Heidrick & Struggles International, Inc	$14
218	*,e	Heritage-Crystal Clean, Inc	3
2,267		Herman Miller, Inc	63
1,422	*	Hill International, Inc	4
2,339		HNI Corp	83
1,656	*	Hudson Highland Group, Inc	7
1,154	*	Huron Consulting Group, Inc	47
892	*	ICF International, Inc	24
5,063	*	ICO Global Communications Holdings Ltd	8
2,333	*	IHS, Inc (Class A)	244
1,402	*,e	Innerworkings, Inc	21
2,666		Interface, Inc	51
462	e	Intersections, Inc	4
8,146		Iron Mountain, Inc	296
1,460		KAR Auction Services, Inc	29
1,394		Kelly Services, Inc (Class A)	26
1,380		Kforce, Inc	23
1,737		Kimball International, Inc (Class B)	16
2,470		Knoll, Inc	45
2,433	*	Korn/Ferry International	43
3,935		Manpower, Inc	223
1,316		McGrath RentCorp	41
1,459	*	Metalico, Inc	2
1,391		Mine Safety Appliances Co	69
757	*	Mistras Group, Inc	18
1,600	*	Mobile Mini, Inc	47
514		Multi-Color Corp	13
2,873	*	Navigant Consulting, Inc	38
5,912		Nielsen Holdings NV	212
563		NL Industries, Inc	7
3,322	*,e	Odyssey Marine Exploration, Inc	11
2,101	*	On Assignment, Inc	53
8,271	e	Pitney Bowes, Inc	123
891	e	Quad	21
9,054	e	R.R. Donnelley & Sons Co	109
14,205		Republic Services, Inc	469
2,774		Resources Connection, Inc	35
6,958		Robert Half International, Inc	261
2,589		Rollins, Inc	64
489	*	RPX Corp	7
977		Schawk, Inc (Class A)	11
672	*	Standard Parking Corp	14
3,734		Steelcase, Inc (Class A)	55
3,985	*	Stericycle, Inc	423
1,110	*	Team, Inc	46
3,077	*	Tetra Tech, Inc	94
648	*	TMS International Corp	9
2,955		Towers Watson & Co	205
896	*	TRC Cos, Inc	6
1,954	*	TrueBlue, Inc	41
21,974		Tyco International Ltd	703
664		Unifirst Corp	60

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

1,976		United Stationers, Inc	$76
6,822	*	Verisk Analytics, Inc	420
1,084		Viad Corp	30
205		VSE Corp	5
295	*	WageWorks, Inc	7
5,431		Waste Connections, Inc	195
21,659		Waste Management, Inc	849

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	9,308

CONSUMER DURABLES & APPAREL - 1.5%
1,931		American Greetings Corp (Class A)	31
653	*	Arctic Cat, Inc	29
562		Bassett Furniture Industries, Inc	9
970	*,e	Beazer Homes USA, Inc	15
499	e	Blyth, Inc	9
4,339		Brunswick Corp	148
3,430		Callaway Golf Co	23
2,193	*	Carter’s, Inc	126
379	*	Cavco Industries, Inc	18
442		Cherokee, Inc	6
715	*	Clarus Corp	6
13,689		Coach, Inc	684
562	e	Columbia Sportswear Co	33
4,300	*	CROCS, Inc	64
269		CSS Industries, Inc	7
1,373	*,e	Deckers Outdoor Corp	76
351	*	Delta Apparel, Inc	6
13,501		DR Horton, Inc	328
1,299	e	Ethan Allen Interiors, Inc	43
5,284	*	Fifth & Pacific Cos, Inc	100
2,570	*	Fossil, Inc	248
5,292	*	Garmin Ltd	175
811	*	G-III Apparel Group Ltd	33
4,488	*	Hanesbrands, Inc	204
3,541		Harman International Industries, Inc	158
5,210	e	Hasbro, Inc	229
1,630	*	Helen of Troy Ltd	63
500		Hooker Furniture Corp	8
4,761	*,e	Hovnanian Enterprises, Inc (Class A)	27
2,931	*	Iconix Brand Group, Inc	76
1,204	*,e	iRobot Corp	31
816	e	Jakks Pacific, Inc	9
5,413	*	Jarden Corp	232
232	*	Johnson Outdoors, Inc	6
4,415		Jones Apparel Group, Inc	56
4,044	e	KB Home	88
1,430	*	K-Swiss, Inc (Class A)	7
2,552		La-Z-Boy, Inc	48
1,909	*,e	Leapfrog Enterprises, Inc	16
6,795		Leggett & Platt, Inc	230
7,949	e	Lennar Corp (Class A)	330
847	*	Libbey, Inc	16

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

362		Lifetime Brands, Inc	$4
862	*,e	M/I Homes, Inc	21
1,202	*	Maidenform Brands, Inc	21
1,066		Marine Products Corp	8
16,059		Mattel, Inc	703
1,887		MDC Holdings, Inc	69
1,184	*	Meritage Homes Corp	55
4,127	*	Michael Kors Holdings Ltd	234
2,686	*	Mohawk Industries, Inc	304
817		Movado Group, Inc	27
271		Nacco Industries, Inc (Class A)	14
13,250		Newell Rubbermaid, Inc	346
33,732		Nike, Inc (Class B)	1,991
233	*	NVR, Inc	252
733		Oxford Industries, Inc	39
804		Perry Ellis International, Inc	15
3,777		Phillips-Van Heusen Corp	403
3,100		Polaris Industries, Inc	287
2,301		Pool Corp	110
16,595	*	Pulte Homes, Inc	336
4,401	*	Quiksilver, Inc	27
2,859		Ralph Lauren Corp	484
444		RG Barry Corp	6
2,334	e	Ryland Group, Inc	97
1,898	*	Skechers U.S.A., Inc (Class A)	40
796	*,e	Skullcandy, Inc	4
2,979	*,e	Smith & Wesson Holding Corp	27
5,166	*,e	Standard-Pacific Corp	45
288	*	Steinway Musical Instruments, Inc	7
1,788	*	Steven Madden Ltd	77
957	e	Sturm Ruger & Co, Inc	49
2,638	*	Tempur-Pedic International, Inc	131
6,926	*	Toll Brothers, Inc	237
1,435		True Religion Apparel, Inc	37
1,038	*	Tumi Holdings, Inc	22
2,713		Tupperware Corp	222
3,728	*	Under Armour, Inc (Class A)	191
489	*	Unifi, Inc	9
787	*	Universal Electronics, Inc	18
1,001	*,e	Vera Bradley, Inc	24
4,128		VF Corp	692
378		Weyco Group, Inc	9
3,614		Whirlpool Corp	428
2,109	e	Wolverine World Wide, Inc	94
1,005	*,e	Zagg, Inc	7

		TOTAL CONSUMER DURABLES & APPAREL	12,274

CONSUMER SERVICES - 2.2%
1,322	*	AFC Enterprises	48
960	*,e	American Public Education, Inc	34
1,644		Ameristar Casinos, Inc	43
4,416	*	Apollo Group, Inc (Class A)	77

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

692	*	Ascent Media Corp (Series A)	$52
1,860	*	Bally Technologies, Inc	97
1,195	*	BJ’s Restaurants, Inc	40
1,070	*	Bloomin’ Brands, Inc	19
1,424		Bob Evans Farms, Inc	61
2,708	*,e	Boyd Gaming Corp	22
987	*	Bravo Brio Restaurant Group, Inc	16
910	*	Bridgepoint Education, Inc	9
3,620		Brinker International, Inc	136
937	*	Buffalo Wild Wings, Inc	82
1,990	*,e	Caesars Entertainment Corp	32
428	*	Capella Education Co	13
3,103	*	Career Education Corp	7
19,591		Carnival Corp	672
620	*	Carrols Restaurant Group, Inc	3
929		CBRL Group, Inc	75
1,153		CEC Entertainment, Inc	38
2,494		Cheesecake Factory	96
1,475	*	Chipotle Mexican Grill, Inc (Class A)	481
1,471	e	Choice Hotels International, Inc	62
533		Churchill Downs, Inc	37
1,574	*,e	Coinstar, Inc	92
4,659	*,e	Corinthian Colleges, Inc	10
5,864		Darden Restaurants, Inc	303
4,746	*	Denny’s Corp	27
2,602		DeVry, Inc	83
740		DineEquity, Inc	51
2,824		Domino’s Pizza, Inc	145
3,170		Dunkin Brands Group, Inc	117
1,956	*,e	Education Management Corp	7
289		Einstein Noah Restaurant Group, Inc	4
620	*	Fiesta Restaurant Group, Inc	16
1,932	*	Grand Canyon Education, Inc	49
13,072		H&R Block, Inc	385
2,578		Hillenbrand, Inc	65
2,201	*	Hyatt Hotels Corp	95
309	*	Ignite Restaurant Group, Inc	5
12,691		International Game Technology	209
903		International Speedway Corp (Class A)	30
1,901		Interval Leisure Group, Inc	41
1,142	*	Isle of Capri Casinos, Inc	7
774	*,e	ITT Educational Services, Inc	11
1,654	*	Jack in the Box, Inc	57
3,249	*,e	Jamba, Inc	9
1,265	*,e	K12, Inc	31
2,917	*	Krispy Kreme Doughnuts, Inc	42
18,901		Las Vegas Sands Corp	1,065
2,155	*	Life Time Fitness, Inc	92
870		Lincoln Educational Services Corp	5
977	*	Luby’s, Inc	7
638		Mac-Gray Corp	8
1,242		Marcus Corp	16

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

11,954		Marriott International, Inc (Class A)	$505
1,390	*	Marriott Vacations Worldwide Corp	60
1,362		Matthews International Corp (Class A)	48
47,519		McDonald’s Corp	4,737
17,994	*	MGM Mirage	237
604	*	Monarch Casino & Resort, Inc	6
1,158	*	Morgans Hotel Group Co	7
1,097	*	MTR Gaming Group, Inc	4
1,276	*	Multimedia Games, Inc	27
386		National American University Holdings, Inc	2
1,490	*	Norwegian Cruise Line Holdings Ltd	44
4,684	*	Orient-Express Hotels Ltd (Class A)	46
1,338	*	Panera Bread Co (Class A)	221
717	*	Papa John’s International, Inc	44
3,077	*	Penn National Gaming, Inc	167
3,407	*	Pinnacle Entertainment, Inc	50
490	*	Red Lion Hotels Corp	4
666	*	Red Robin Gourmet Burgers, Inc	30
2,615	e	Regis Corp	48
7,326		Royal Caribbean Cruises Ltd	243
3,070	*	Ruby Tuesday, Inc	23
1,588	*	Ruth’s Chris Steak House, Inc	15
2,868	*	Scientific Games Corp (Class A)	25
10,550		Service Corp International	177
2,802	*	SHFL Entertainment, Inc	46
1,933		Six Flags Entertainment Corp	140
3,411	*	Sonic Corp	44
3,299		Sotheby’s (Class A)	123
581		Speedway Motorsports, Inc	10
35,386		Starbucks Corp	2,016
9,257		Starwood Hotels & Resorts Worldwide, Inc	590
60	*	Steak N Shake Co	22
636	*	Steiner Leisure Ltd	31
4,084		Stewart Enterprises, Inc (Class A)	38
605	e	Strayer Education, Inc	29
3,228		Texas Roadhouse, Inc (Class A)	65
1,064		Town Sports International Holdings, Inc	10
1,028		Universal Technical Institute, Inc	13
1,746		Vail Resorts, Inc	109
1,296	e	Weight Watchers International, Inc	55
15,922	e	Wendy’s	90
2,067	*	WMS Industries, Inc	52
6,722		Wyndham Worldwide Corp	433
3,741		Wynn Resorts Ltd	468
21,451		Yum! Brands, Inc	1,543

		TOTAL CONSUMER SERVICES	18,033

DIVERSIFIED FINANCIALS - 6.3%
2,494	*	Affiliated Managers Group, Inc	383
15,987	*	American Capital Ltd	233
46,769		American Express Co	3,155
9,589		Ameriprise Financial, Inc	706

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

9,666		Apollo Investment Corp	$81
10,764		Ares Capital Corp	195
1,707		Artio Global Investors, Inc	5
818	*	Asset Acceptance Capital Corp	6
504,020		Bank of America Corp	6,139
55,944		Bank of New York Mellon Corp	1,566
4,832		BGC Partners, Inc (Class A)	20
2,986		BlackRock Kelso Capital Corp	30
5,984		BlackRock, Inc	1,537
1,288		Calamos Asset Management, Inc (Class A)	15
27,086		Capital One Financial Corp	1,488
147		Capital Southwest Corp	17
1,482		Cash America International, Inc	78
4,253		CBOE Holdings, Inc	157
52,189		Charles Schwab Corp	923
137,157		Citigroup, Inc	6,068
15,750		CME Group, Inc	967
1,086	e	Cohen & Steers, Inc	39
5,330	*	Cowen Group, Inc	15
296	*	Credit Acceptance Corp	36
118		Diamond Hill Investment Group, Inc	9
23,340		Discover Financial Services	1,047
2,202	*	Dollar Financial Corp	37
1,551		Duff & Phelps Corp	24
13,858	*	E*Trade Financial Corp	148
5,610		Eaton Vance Corp	235
1,077	*,e	Encore Capital Group, Inc	32
1,394		Evercore Partners, Inc (Class A)	58
2,322	*	Ezcorp, Inc (Class A)	49
673	*	FBR & Co	13
4,555	e	Federated Investors, Inc (Class B)	108
451		Fidus Investment Corp	9
4,013	*	Fifth Street Finance Corp	44
2,248		Financial Engines, Inc	81
1,340	*	First Cash Financial Services, Inc	78
3,742	*,e	First Marblehead Corp	4
6,467		Franklin Resources, Inc	975
352		Friedman Billings Ramsey Group, Inc (Class A)	9
950		FXCM, Inc	13
349		GAMCO Investors, Inc (Class A)	19
3,928		GFI Group, Inc	13
1,256		Gladstone Capital Corp	12
1,326		Gladstone Investment Corp	10
21,781		Goldman Sachs Group, Inc	3,205
674	e	Golub Capital BDC, Inc	11
1,122	*,e	Green Dot Corp	19
1,492		Greenhill & Co, Inc	80
918	*	GSV Capital Corp	8
1,395	*	Harris & Harris Group, Inc	5
2,227		Hercules Technology Growth Capital, Inc	27
1,489		HFF, Inc (Class A)	30
2,025		Interactive Brokers Group, Inc (Class A)	30

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

3,597	*	IntercontinentalExchange, Inc	$587
675	*	International Assets Holding Corp	12
1,945	*	Internet Capital Group, Inc	24
21,108		Invesco Ltd	611
1,857	*	Investment Technology Group, Inc	20
14,290	e	iShares Russell 3000 Index Fund	1,336
9,425	e	Janus Capital Group, Inc	89
822		JMP Group, Inc	6
178,124		JPMorgan Chase & Co	8,454
1,010	e	KCAP Financial, Inc	11
2,500	*	Knight Capital Group, Inc (Class A)	9
5,033	*	Ladenburg Thalmann Financial Services, Inc	8
5,598		Lazard Ltd (Class A)	191
6,879	e	Legg Mason, Inc	221
14,028		Leucadia National Corp	385
2,452		LPL Financial Holdings, Inc	79
1,017		Main Street Capital Corp	33
671		Manning & Napier, Inc	11
1,771		MarketAxess Holdings, Inc	66
418		Marlin Business Services Corp	10
3,668		MCG Capital Corp	18
872		Medallion Financial Corp	12
594		Medley Capital Corp	9
9,025		Moody’s Corp	481
71,813		Morgan Stanley	1,578
5,906	*	MSCI, Inc (Class A)	200
1,507		MVC Capital, Inc	19
5,655		Nasdaq Stock Market, Inc	183
1,305		Nelnet, Inc (Class A)	44
1,400	*	Netspend Holdings, Inc	22
354		New Mountain Finance Corp	5
959	*	NewStar Financial, Inc	13
1,181		NGP Capital Resources Co	8
489		Nicholas Financial, Inc	7
10,153		Northern Trust Corp	554
12,331		NYSE Euronext	476
448		Oppenheimer Holdings, Inc	9
2,314		PennantPark Investment Corp	26
2,946	*,e	PHH Corp	65
1,198	*	Pico Holdings, Inc	27
935	*	Piper Jaffray Cos	32
832	*	Portfolio Recovery Associates, Inc	106
5,897		Prospect Capital Corp	64
5,235		Raymond James Financial, Inc	241
1,299	*	Safeguard Scientifics, Inc	21
6,909		SEI Investments Co	199
21,802		SLM Corp	446
305		Solar Capital Ltd	7
375		Solar Senior Capital Ltd	7
8,600		SPDR Trust Series 1	1,346
21,298		State Street Corp	1,258
3,142	*	Stifel Financial Corp	109

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

1,726	*	SWS Group, Inc	$10
12,394		T Rowe Price Group, Inc	928
11,051		TD Ameritrade Holding Corp	228
456		THL Credit, Inc	7
1,849		TICC Capital Corp	18
1,314		Triangle Capital Corp	37
164	*	Virtus Investment Partners, Inc	31
4,202		Waddell & Reed Financial, Inc (Class A)	184
1,146		Walter Investment Management Corp	43
322		Westwood Holdings Group, Inc	14
2,862	*	WisdomTree Investments, Inc	30
538	*,e	World Acceptance Corp	46

		TOTAL DIVERSIFIED FINANCIALS	51,632

ENERGY - 9.9%
4,200	*,e	Abraxas Petroleum Corp	10
783		Alon USA Energy, Inc	15
8,501	*	Alpha Natural Resources, Inc	70
885	*,e	Amyris Biotechnologies, Inc	3
23,483		Anadarko Petroleum Corp	2,054
18,342		Apache Corp	1,415
460		APCO Argentina, Inc	6
1,397	*,e	Approach Resources, Inc	34
9,903	e	Arch Coal, Inc	54
2,862	*	Atwood Oceanics, Inc	150
20,366		Baker Hughes, Inc	945
1,205	*,e	Basic Energy Services, Inc	16
2,676		Berry Petroleum Co (Class A)	124
2,422	*,e	Bill Barrett Corp	49
411		Bolt Technology Corp	7
478	*	Bonanza Creek Energy, Inc	18
4,811	*,e	BPZ Energy, Inc	11
1,671		Bristow Group, Inc	110
2,159	*,e	C&J Energy Services, Inc	49
9,938		Cabot Oil & Gas Corp	672
4,578	*,e	Cal Dive International, Inc	8
1,294	*	Callon Petroleum Co	5
11,412	*	Cameron International Corp	744
971	e	CARBO Ceramics, Inc	88
1,963	*	Carrizo Oil & Gas, Inc	51
7,849	*	Cheniere Energy, Inc	220
30,636	e	Chesapeake Energy Corp	625
92,324		Chevron Corp	10,970
4,163		Cimarex Energy Co	314
326	*	Clayton Williams Energy, Inc	14
3,211	*,e	Clean Energy Fuels Corp	42
1,710	*	Cloud Peak Energy, Inc	32
8,450	*	Cobalt International Energy, Inc	238
2,095	*	Comstock Resources, Inc	34
4,892	*	Concho Resources, Inc	477
59,344		ConocoPhillips	3,567
10,835		Consol Energy, Inc	365

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

582		Contango Oil & Gas Co	$23
2,051	*	Continental Resources, Inc	178
1,064	*	Crimson Exploration, Inc	3
2,304		Crosstex Energy, Inc	44
920	*	CVR Energy, Inc	47
4,444	*	CVR Energy, Inc (Contingent value right)	0	^
474	*	Dawson Geophysical Co	14
683		Delek US Holdings, Inc	27
18,205	*	Denbury Resources, Inc	340
19,197	*	Devon Energy Corp	1,083
3,213	e	Diamond Offshore Drilling, Inc	224
3,707	*	Dresser-Rand Group, Inc	229
1,762	*	Dril-Quip, Inc	154
321	*	Emerald Oil, Inc	2
1,867	*,e	Endeavour International Corp	6
3,525		Energen Corp	183
3,786		Energy XXI Bermuda Ltd	103
12,659		EOG Resources, Inc	1,621
1,505	*	EPL Oil & Gas, Inc	40
6,045		Equitable Resources, Inc	410
891	*	Era Group, Inc	19
668	*	Evolution Petroleum Corp	7
5,972	e	EXCO Resources, Inc	43
3,340	*	Exterran Holdings, Inc	90
218,915	d	Exxon Mobil Corp	19,726
11,484	*	FMC Technologies, Inc	625
5,689	*	Forest Oil Corp	30
2,722	*,e	Frontline Ltd	6
2,612	*	FX Energy, Inc	9
1,114		GasLog Ltd	14
2,282	*	Gastar Exploration Ltd	4
626	*	Geospace Technologies Corp	68
277	*,e	Gevo, Inc	1
933	*	Global Geophysical Services, Inc	2
2,142		Golar LNG Ltd	79
1,342	*,e	Goodrich Petroleum Corp	21
827	*	Green Plains Renewable Energy, Inc	9
727		Gulf Island Fabrication, Inc	15
934		Gulfmark Offshore, Inc	36
2,715	*	Gulfport Energy Corp	124
5,352	*	Halcon Resources Corp	42
43,487		Halliburton Co	1,757
847	*,e	Harvest Natural Resources, Inc	3
6,458	*,e	Heckmann Corp	28
5,489	*	Helix Energy Solutions Group, Inc	126
4,572		Helmerich & Payne, Inc	278
5,516	*	Hercules Offshore, Inc	41
14,146		Hess Corp	1,013
9,455		Holly Corp	486
1,710	*	Hornbeck Offshore Services, Inc	79
6,522	*	ION Geophysical Corp	44
61	*	Isramco, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

7,365	*	Key Energy Services, Inc	$60
23,142		Kinder Morgan, Inc	895
1,322	*,e	KiOR, Inc (Class A)	6
1,036		Knightsbridge Tankers Ltd	9
12,776	*	Kodiak Oil & Gas Corp	116
3,404	*	Kosmos Energy LLC	38
790	*	Laredo Petroleum Holdings, Inc	14
1,636		Lufkin Industries, Inc	109
7,113	*,e	Magnum Hunter Resources Corp	29
32,933		Marathon Oil Corp	1,111
16,133		Marathon Petroleum Corp	1,446
678	*	Matador Resources Co	6
1,545	*	Matrix Service Co	23
10,235	*	McDermott International, Inc	112
4,906	*,e	McMoRan Exploration Co	80
1,188	*	Midstates Petroleum Co, Inc	10
738	*,e	Miller Petroleum, Inc	3
507	*	Mitcham Industries, Inc	9
9,134		Murphy Oil Corp	582
14,129		Nabors Industries Ltd	229
19,877		National Oilwell Varco, Inc	1,406
714	*	Natural Gas Services Group, Inc	14
6,541	*	Newfield Exploration Co	147
4,752	*	Newpark Resources, Inc	44
8,265		Noble Energy, Inc	956
2,356	e	Nordic American Tanker Shipping	27
3,091	*,e	Northern Oil And Gas, Inc	44
3,879	*	Oasis Petroleum, Inc	148
37,895		Occidental Petroleum Corp	2,970
5,264		Oceaneering International, Inc	350
2,591	*	Oil States International, Inc	211
447		Panhandle Oil and Gas, Inc (Class A)	13
6,555	*	Parker Drilling Co	28
7,167		Patterson-UTI Energy, Inc	171
1,320		PBF Energy, Inc	49
1,000	*	PDC Energy, Inc	50
13,332		Peabody Energy Corp	282
2,491		Penn Virginia Corp	10
2,768	*	Petroquest Energy, Inc	12
620	*	PHI, Inc	21
29,164		Phillips 66	2,041
2,681	*	Pioneer Energy Services Corp	22
5,764		Pioneer Natural Resources Co	716
6,241	*	Plains Exploration & Production Co	296
8,662		Questar Market Resources, Inc	276
3,214	*,e	Quicksilver Resources, Inc	7
7,783		Range Resources Corp	631
11,466		Rentech, Inc	27
2,024	*	Resolute Energy Corp	23
1,826	*	Rex Energy Corp	30
303	*	Rex Stores Corp	7
611	*	RigNet, Inc	15

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

2,470	*	Rosetta Resources, Inc	$118
6,060	*	Rowan Cos plc	214
3,289	e	RPC, Inc	50
577	*,e	Sanchez Energy Corp	11
23,772	*,e	SandRidge Energy, Inc	125
857	*	Saratoga Resources, Inc	2
62,362		Schlumberger Ltd	4,670
1,279	*	Scorpio Tankers, Inc	11
891		SEACOR Holdings, Inc	66
2,320	*	SemGroup Corp	120
2,365	e	Ship Finance International Ltd	42
1,581	*,e	Solazyme, Inc	12
16,563	*	Southwestern Energy Co	617
30,571		Spectra Energy Corp	940
2,953		St. Mary Land & Exploration Co	175
2,334	*	Stone Energy Corp	51
7,784	*	Superior Energy Services	202
2,133	*	Swift Energy Co	32
1,789	*	Synergy Resources Corp	12
1,406		Targa Resources Investments, Inc	96
1,942		Teekay Corp	70
2,124	e	Teekay Tankers Ltd (Class A)	6
1,600	*	Tesco Corp	21
6,379		Tesoro Corp	373
3,896	*	Tetra Technologies, Inc	40
698		TGC Industries, Inc	7
2,198		Tidewater, Inc	111
2,211	*	Triangle Petroleum Corp	15
7,062	*,e	Ultra Petroleum Corp	142
2,117	*	Unit Corp	96
3,239	*,e	Uranerz Energy Corp	4
2,636	*,e	Uranium Energy Corp	6
2,578	*	Vaalco Energy, Inc	20
25,725		Valero Energy Corp	1,170
9,477	*,e	Vantage Drilling Co	17
1,693		W&T Offshore, Inc	24
3,436	*	Warren Resources, Inc	11
2,614	e	Western Refining, Inc	93
510	*	Westmoreland Coal Co	6
5,573	*	Whiting Petroleum Corp	283
2,395	*	Willbros Group, Inc	24
32,129		Williams Cos, Inc	1,204
3,501		World Fuel Services Corp	139
9,623	*	WPX Energy, Inc	154
1,256	*,e	ZaZa Energy Corp	2

		TOTAL ENERGY	80,703

FOOD & STAPLES RETAILING - 2.1%
962		Andersons, Inc	52
66		Arden Group, Inc (Class A)	7
1,705		Casey’s General Stores, Inc	99
521	*	Chefs’ Warehouse Holdings, Inc	10

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

20,217		Costco Wholesale Corp	$2,145
60,106		CVS Corp	3,305
1,174	*	Fresh Market, Inc	50
1,777		Harris Teeter Supermarkets, Inc	76
700		Ingles Markets, Inc (Class A)	15
24,542		Kroger Co	813
656		Nash Finch Co	13
1,214	*	Pantry, Inc	15
882	e	Pricesmart, Inc	69
29,531	*	Rite Aid Corp	56
1,140	e	Roundy’s, Inc	8
10,909	e	Safeway, Inc	287
1,382		Spartan Stores, Inc	24
7,868	e	Supervalu, Inc	40
533	*	Susser Holdings Corp	27
27,376		Sysco Corp	963
2,146	*	United Natural Foods, Inc	106
424		Village Super Market (Class A)	14
40,546		Walgreen Co	1,933
79,180		Wal-Mart Stores, Inc	5,925
127		Weis Markets, Inc	5
8,760		Whole Foods Market, Inc	760

		TOTAL FOOD & STAPLES RETAILING	16,817

FOOD, BEVERAGE & TOBACCO - 5.3%
246		Alico, Inc	11
5,454	*	Alliance One International, Inc	21
95,072		Altria Group, Inc	3,270
237	*,e	Annie’s, Inc	9
30,602		Archer Daniels Midland Co	1,032
2,348		B&G Foods, Inc (Class A)	72
7,508		Beam, Inc	477
400	*	Boston Beer Co, Inc (Class A)	64
2,588	*	Boulder Brands, Inc	23
6,911		Brown-Forman Corp (Class B)	493
6,803		Bunge Ltd	502
555	e	Calavo Growers, Inc	16
803		Cal-Maine Foods, Inc	34
8,130	e	Campbell Soup Co	369
2,584	*	Chiquita Brands International, Inc	20
263		Coca-Cola Bottling Co Consolidated	16
181,742		Coca-Cola Co	7,350
14,094		Coca-Cola Enterprises, Inc	520
19,573		ConAgra Foods, Inc	701
6,642	*	Constellation Brands, Inc (Class A)	316
5,911	*	Darling International, Inc	106
8,758	*	Dean Foods Co	159
1,154	*,e	Diamond Foods, Inc	19
1,712	*	Dole Food Co, Inc	19
9,949		Dr Pepper Snapple Group, Inc	467
616	*	Farmer Bros Co	9
5,476		Flowers Foods, Inc	180

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

1,850		Fresh Del Monte Produce, Inc	$50
30,370		General Mills, Inc	1,498
6,378	*,e	Green Mountain Coffee Roasters, Inc	362
149		Griffin Land & Nurseries, Inc (Class A)	4
14,875		H.J. Heinz Co	1,075
1,798	*,e	Hain Celestial Group, Inc	110
6,964		Hershey Co	610
5,722		Hillshire Brands Co	201
6,425		Hormel Foods Corp	265
3,512		Ingredion, Inc	254
580		J&J Snack Foods Corp	45
5,262		J.M. Smucker Co	522
368		John B. Sanfilippo & Son, Inc	7
11,297		Kellogg Co	728
27,815		Kraft Foods Group, Inc	1,433
690		Lancaster Colony Corp	53
2,402		Lance, Inc	61
443		Limoneira Co	9
18,510		Lorillard, Inc	747
6,163		McCormick & Co, Inc	453
9,542		Mead Johnson Nutrition Co	739
5,769		Molson Coors Brewing Co (Class B)	282
83,016		Mondelez International, Inc	2,541
6,736	*	Monster Beverage Corp	322
621		National Beverage Corp	9
996	*	Omega Protein Corp	11
73,151		PepsiCo, Inc	5,787
79,875		Philip Morris International, Inc	7,405
2,936	*	Pilgrim’s Pride Corp	27
1,328	*	Post Holdings, Inc	57
15,284		Reynolds American, Inc	680
1,203		Sanderson Farms, Inc	66
16		Seaboard Corp	45
365	*	Seneca Foods Corp	12
6,686	*	Smithfield Foods, Inc	177
889	*,e	Synutra International, Inc	4
1,259	e	Tootsie Roll Industries, Inc	38
1,794	*	TreeHouse Foods, Inc	117
14,131		Tyson Foods, Inc (Class A)	351
1,060	e	Universal Corp	59
2,639	e	Vector Group Ltd	43

		TOTAL FOOD, BEVERAGE & TOBACCO	43,534

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
1,214		Abaxis, Inc	57
73,704		Abbott Laboratories	2,603
1,811	*,e	Abiomed, Inc	34
1,110	*	Acadia Healthcare Co, Inc	33
2,035	*,e	Accretive Health, Inc	21
3,073	*,e	Accuray, Inc	14
16,150		Aetna, Inc	826
1,872		Air Methods Corp	90

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

3,481	*	Align Technology, Inc	$117
8,310	*	Allscripts Healthcare Solutions, Inc	113
380		Almost Family, Inc	8
2,729	*	Alphatec Holdings, Inc	6
1,533	*	Amedisys, Inc	17
11,110		AmerisourceBergen Corp	572
2,008	*	AMN Healthcare Services, Inc	32
1,528	*	Amsurg Corp	51
639		Analogic Corp	51
1,310	*	Angiodynamics, Inc	15
566	*	Anika Therapeutics, Inc	8
3,605	*,e	Antares Pharma, Inc	13
1,336	*	Arthrocare Corp	46
1,106		Assisted Living Concepts, Inc (A Shares)	13
1,737	*,e	athenahealth, Inc	169
716	*	AtriCure, Inc	6
86		Atrion Corp	17
4,001		Bard (C.R.), Inc	403
25,886		Baxter International, Inc	1,880
9,375		Becton Dickinson & Co	896
1,242	*,e	Bio-Reference Labs, Inc	32
2,298	*	BioScrip, Inc	29
69,425	*	Boston Scientific Corp	542
4,927	*	Brookdale Senior Living, Inc	137
1,066		Cantel Medical Corp	32
1,396	*	Capital Senior Living Corp	37
16,337		Cardinal Health, Inc	680
788	*	Cardiovascular Systems, Inc	16
10,338	*	CareFusion Corp	362
9,620	*	Catamaran Corp	510
2,518	*	Centene Corp	111
6,698	*	Cerner Corp	635
1,975	*,e	Cerus Corp	9
740		Chemed Corp	59
671	*	Chindex International, Inc	9
13,313		Cigna Corp	830
4,283		Community Health Systems, Inc	203
590		Computer Programs & Systems, Inc	32
1,671	*	Conceptus, Inc	40
1,595		Conmed Corp	54
2,129		Cooper Cos, Inc	230
467	*	Corvel Corp	23
6,103		Coventry Health Care, Inc	287
22,612		Covidien plc	1,534
2,234	*	Cross Country Healthcare, Inc	12
1,413		CryoLife, Inc	9
1,243	*	Cyberonics, Inc	58
475	*	Cynosure, Inc (Class A)	12
4,405	*	DaVita, Inc	522
6,571		Dentsply International, Inc	279
3,382	*	DexCom, Inc	57
5,364	*	Edwards Lifesciences Corp	441

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

1,554	*	Emeritus Corp	$43
2,539	*	Endologix, Inc	41
711		Ensign Group, Inc	24
408	*	Exactech, Inc	8
1,376	*,e	ExamWorks Group, Inc	24
37,908	*	Express Scripts Holding Co	2,185
1,637	*	Five Star Quality Care, Inc	11
1,497	*	Gentiva Health Services, Inc	16
1,370	*	Greatbatch, Inc	41
395	*,e	Greenway Medical Technologies	6
2,074	*	Haemonetics Corp	86
1,683	*	Hanger Orthopedic Group, Inc	53
1,438	*,e	Hansen Medical, Inc	3
7,683		HCA Holdings, Inc	312
12,404	*	Health Management Associates, Inc (Class A)	160
4,093	*	Health Net, Inc	117
4,651	*	Healthsouth Corp	123
797	*	HealthStream, Inc	18
1,788	*	Healthways, Inc	22
687	*,e	HeartWare International, Inc	61
4,157	*	Henry Schein, Inc	385
3,194		Hill-Rom Holdings, Inc	113
4,287	*	HMS Holdings Corp	116
13,090	*	Hologic, Inc	296
7,717		Humana, Inc	533
604	*	ICU Medical, Inc	36
2,544	*	Idexx Laboratories, Inc	235
2,329	*	Insulet Corp	60
1,114	*	Integra LifeSciences Holdings Corp	44
1,849	*	Intuitive Surgical, Inc	908
1,548		Invacare Corp	20
4,072	*	Inverness Medical Innovations, Inc	104
904	*	IPC The Hospitalist Co, Inc	40
2,539	*	Kindred Healthcare, Inc	27
4,535	*	Laboratory Corp of America Holdings	409
498		Landauer, Inc	28
735	*	LHC Group, Inc	16
2,226	*	LifePoint Hospitals, Inc	108
1,049	*	Magellan Health Services, Inc	50
1,614	*,e	MAKO Surgical Corp	18
2,657		Masimo Corp	52
10,948		McKesson Corp	1,182
2,281	*	MedAssets, Inc	44
975	*	Medidata Solutions, Inc	57
48,402		Medtronic, Inc	2,273
2,504	*	Merge Healthcare, Inc	7
2,066	e	Meridian Bioscience, Inc	47
1,836	*	Merit Medical Systems, Inc	23
1,450	*	Molina Healthcare, Inc	45
620	*	MWI Veterinary Supply, Inc	82
516		National Healthcare Corp	24
119		National Research Corp	7

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

1,662	*	Natus Medical, Inc	$22
1,314	*	Neogen Corp	65
4,406	*,e	Neoprobe Corp	12
2,136	*	NuVasive, Inc	46
2,243	*	NxStage Medical, Inc	25
5,081		Omnicare, Inc	207
1,729	*	Omnicell, Inc	33
2,901	*	OraSure Technologies, Inc	16
1,010	*	Orthofix International NV	36
3,228	e	Owens & Minor, Inc	105
1,140	*	Palomar Medical Technologies, Inc	15
4,582		Patterson Cos, Inc	174
2,180	*	Pediatrix Medical Group, Inc	195
1,726	*	PharMerica Corp	24
626	*,e	PhotoMedex, Inc	10
617	*	Providence Service Corp	11
1,960		Quality Systems, Inc	36
7,298		Quest Diagnostics, Inc	412
1,220	*,e	Quidel Corp	29
6,632	e	Resmed, Inc	308
490	*	Rochester Medical Corp	7
804	*,e	Rockwell Medical Technologies, Inc	3
3,216	*	RTI Biologics, Inc	13
2,500		Select Medical Holdings Corp	23
2,698	*	Sirona Dental Systems, Inc	199
973	*	Skilled Healthcare Group, Inc (Class A)	6
3,016	*	Solta Medical, Inc	7
1,958	*	Spectranetics Corp	36
14,716		St. Jude Medical, Inc	595
1,741	*	Staar Surgical Co	10
2,595		STERIS Corp	108
14,382		Stryker Corp	938
900	*	SurModics, Inc	25
1,974	*	Symmetry Medical, Inc	23
1,351	*	Team Health Holdings, Inc	49
1,782		Teleflex, Inc	151
4,726	*	Tenet Healthcare Corp	225
2,569	*	Thoratec Corp	96
730	*	Tornier BV	14
249	*	Triple-S Management Corp (Class B)	4
3,641	*,e	Unilife Corp	8
48,628		UnitedHealth Group, Inc	2,782
1,661		Universal American Corp	14
4,061		Universal Health Services, Inc (Class B)	259
701		US Physical Therapy, Inc	19
149		Utah Medical Products, Inc	7
1,585	*	Vanguard Health Systems, Inc	24
5,199	*	Varian Medical Systems, Inc	374
937	*	Vascular Solutions, Inc	15
3,661	*	VCA Antech, Inc	86
320	*	Vocera Communications, Inc	7
2,758	*	Volcano Corp	61

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

1,884	*	WellCare Health Plans, Inc	$109
14,248		WellPoint, Inc	944
1,650		West Pharmaceutical Services, Inc	107
2,200	*	Wright Medical Group, Inc	52
821	*	Zeltiq Aesthetics, Inc	3
8,299		Zimmer Holdings, Inc	624

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	36,485

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
20,834		Avon Products, Inc	432
1,434	*	Central Garden and Pet Co (Class A)	12
6,454		Church & Dwight Co, Inc	417
6,164		Clorox Co	546
22,353		Colgate-Palmolive Co	2,638
1,265	*	Elizabeth Arden, Inc	51
2,916		Energizer Holdings, Inc	291
10,724		Estee Lauder Cos (Class A)	687
867		Female Health Co	6
5,090	e	Herbalife Ltd	191
735		Inter Parfums, Inc	18
18,302		Kimberly-Clark Corp	1,793
721	*	Medifast, Inc	16
537		Nature’s Sunshine Products, Inc	8
2,584	e	Nu Skin Enterprises, Inc (Class A)	114
602		Nutraceutical International Corp	10
255		Oil-Dri Corp of America	7
289		Orchids Paper Products Co	7
2,523	*	Prestige Brands Holdings, Inc	65
128,228		Procter & Gamble Co	9,881
575	*	Revlon, Inc (Class A)	13
1,115		Spectrum Brands, Inc	63
4,200	*,e	Star Scientific, Inc	7
312	*,e	USANA Health Sciences, Inc	15
566		WD-40 Co	31

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	17,319

INSURANCE - 3.9%
15,788		ACE Ltd	1,405
21,967		Aflac, Inc	1,143
772	*	Alleghany Corp	306
1,767		Allied World Assurance Co Holdings Ltd	164
22,776		Allstate Corp	1,118
3,620		American Equity Investment Life Holding Co	54
3,560		American Financial Group, Inc	169
30,566	*	American International Group, Inc	1,187
355		American National Insurance Co	31
622	*	American Safety Insurance Holdings Ltd	16
915		Amerisafe, Inc	33
1,319	e	Amtrust Financial Services, Inc	46
15,166		Aon plc	933
6,213	*	Arch Capital Group Ltd	327
1,252		Argo Group International Holdings Ltd	52

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

5,455		Arthur J. Gallagher & Co	$225
3,581		Aspen Insurance Holdings Ltd	138
3,641		Assurant, Inc	164
7,819		Assured Guaranty Ltd	161
4,657		Axis Capital Holdings Ltd	194
422		Baldwin & Lyons, Inc (Class B)	10
83,336	*	Berkshire Hathaway, Inc (Class B)	8,684
5,834		Brown & Brown, Inc	187
12,543		Chubb Corp	1,098
6,937		Cincinnati Financial Corp	327
2,162	*	Citizens, Inc (Class A)	18
1,391		CNA Financial Corp	45
11,225		Conseco, Inc	129
1,190		Crawford & Co (Class B)	9
406		Donegal Group, Inc (Class A)	6
309		Eastern Insurance Holdings, Inc	6
844	*	eHealth, Inc	15
168		EMC Insurance Group, Inc	4
1,950		Employers Holdings, Inc	46
2,054		Endurance Specialty Holdings Ltd	98
413	*	Enstar Group Ltd	51
1,205		Erie Indemnity Co (Class A)	91
2,425		Everest Re Group Ltd	315
441		FBL Financial Group, Inc (Class A)	17
10,562		Fidelity National Title Group, Inc (Class A)	266
5,150		First American Financial Corp	132
23,919	*	Genworth Financial, Inc (Class A)	239
1,491	*	Greenlight Capital Re Ltd (Class A)	36
368	*	Hallmark Financial Services	3
2,267		Hanover Insurance Group, Inc	113
20,670		Hartford Financial Services Group, Inc	533
4,524		HCC Insurance Holdings, Inc	190
2,378	*	Hilltop Holdings, Inc	32
366	e	Homeowners Choice, Inc	10
2,010		Horace Mann Educators Corp	42
392		Independence Holding Co	4
632		Infinity Property & Casualty Corp	36
212		Kansas City Life Insurance Co	8
2,516		Kemper Corp	82
13,510		Lincoln National Corp	441
14,433		Loews Corp	636
2,909		Maiden Holdings Ltd	31
430	*,e	Markel Corp	216
25,446		Marsh & McLennan Cos, Inc	966
4,600		Max Capital Group Ltd	145
6,479	*,e	MBIA, Inc	67
2,850		Meadowbrook Insurance Group, Inc	20
1,373		Mercury General Corp	52
39,619		Metlife, Inc	1,506
2,339		Montpelier Re Holdings Ltd	61
2,320	*	National Financial Partners Corp	52
224		National Interstate Corp	7

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

106		National Western Life Insurance Co (Class A)	$19
366	*	Navigators Group, Inc	21
12,729		Old Republic International Corp	162
1,314		OneBeacon Insurance Group Ltd (Class A)	18
2,860		PartnerRe Ltd	266
354	*	Phoenix Cos, Inc	11
1,669		Platinum Underwriters Holdings Ltd	93
1,054		Primerica, Inc	35
14,206		Principal Financial Group	483
2,588		ProAssurance Corp	122
28,885		Progressive Corp	730
3,883		Protective Life Corp	139
21,741		Prudential Financial, Inc	1,282
3,326		Reinsurance Group of America, Inc (Class A)	198
2,224		RenaissanceRe Holdings Ltd	205
807		RLI Corp	58
678		Safety Insurance Group, Inc	33
2,700		Selective Insurance Group, Inc	65
2,158		Stancorp Financial Group, Inc	92
913		State Auto Financial Corp	16
1,214	e	Stewart Information Services Corp	31
3,790		Symetra Financial Corp	51
4,587		Torchmark Corp	274
2,111		Tower Group International Ltd	39
18,302		Travelers Cos, Inc	1,541
746	*	United America Indemnity Ltd	17
1,337		United Fire & Casualty Co	34
587		Universal Insurance Holdings, Inc	3
13,888		UnumProvident Corp	392
4,375		Validus Holdings Ltd	163
5,001		W.R. Berkley Corp	222
288		White Mountains Insurance Group Ltd	163
14,847		XL Capital Ltd	450

		TOTAL INSURANCE	32,376

MATERIALS - 3.8%
1,430		A. Schulman, Inc	45
428	*,e	ADA-ES, Inc	11
226	*	AEP Industries, Inc	16
10,014		Air Products & Chemicals, Inc	872
3,339		Airgas, Inc	331
5,809	e	AK Steel Holding Corp	19
4,078		Albemarle Corp	255
51,793		Alcoa, Inc	441
5,197		Allegheny Technologies, Inc	165
4,499	*	Allied Nevada Gold Corp	74
1,252		AMCOL International Corp	38
1,339		American Vanguard Corp	41
3,092		Aptargroup, Inc	177
970	*	Arabian American Development Co	8
3,647		Ashland, Inc	271
3,223		Axiall Corp	200

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

1,365		Balchem Corp	$60
7,162		Ball Corp	341
4,932		Bemis Co, Inc	199
5,292		Boise, Inc	46
986		Brush Engineered Materials, Inc	28
1,757		Buckeye Technologies, Inc	53
3,089		Cabot Corp	106
2,978	*	Calgon Carbon Corp	54
2,161		Carpenter Technology Corp	107
1,087	*,e	Castle (A.M.) & Co	19
7,589		Celanese Corp (Series A)	334
1,164	*	Century Aluminum Co	9
3,100		CF Industries Holdings, Inc	590
340		Chase Corp	7
3,627	*	Chemtura	78
1,060	*	Clearwater Paper Corp	56
6,623	e	Cleveland-Cliffs, Inc	126
3,648	*	Coeur d’Alene Mines Corp	69
5,606		Commercial Metals Co	89
1,615		Compass Minerals International, Inc	127
7,232	*	Crown Holdings, Inc	301
2,235		Cytec Industries, Inc	166
567		Deltic Timber Corp	39
1,790		Domtar Corp	139
55,742		Dow Chemical Co	1,775
43,723		Du Pont (E.I.) de Nemours & Co	2,149
2,311		Eagle Materials, Inc	154
7,247		Eastman Chemical Co	506
12,249		Ecolab, Inc	982
174	*	Ferro Corp	1
2,562	*	Flotek Industries, Inc	42
6,346		FMC Corp	362
44,458		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,472
954		FutureFuel Corp	12
2,908	*,e	General Moly, Inc	6
2,058		Glatfelter	48
2,943		Globe Specialty Metals, Inc	41
1,426	e	Gold Resource Corp	19
1,121	*,e	Golden Minerals Co	3
12,807	*,e	Golden Star Resources Ltd	20
8,058	*	Graphic Packaging Holding Co	60
1,531		Greif, Inc (Class A)	82
2,421		H.B. Fuller Co	95
459		Hawkins, Inc	18
510		Haynes International, Inc	28
2,769	*	Headwaters, Inc	30
14,157	e	Hecla Mining Co	56
2,056	*	Horsehead Holding Corp	22
8,503		Huntsman Corp	158
1,126		Innophos Holdings, Inc	61
1,190		Innospec, Inc	53
3,724		International Flavors & Fragrances, Inc	286

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

			VALUE
SHARES		COMPANY	(000)

20,651		International Paper Co	$962
2,641		Intrepid Potash, Inc	50
620		Kaiser Aluminum Corp	40
2,023		Kapstone Paper and Packaging Corp	56
329		KMG Chemicals, Inc	6
1,077		Koppers Holdings, Inc	47
1,610	*	Kraton Polymers LLC	38
1,114	e	Kronos Worldwide, Inc	17
1,289	*	Landec Corp	19
6,361	*	Louisiana-Pacific Corp	137
901	*	LSB Industries, Inc	31
15,227		LyondellBasell Industries AF S.C.A	964
2,227	e	Martin Marietta Materials, Inc	227
10,533	*,e	McEwen Mining, Inc	30
8,015		MeadWestvaco Corp	291
566		Metals USA Holdings Corp	12
3,984	*	Midway Gold Corp	5
1,724		Minerals Technologies, Inc	72
3,207	*,e	Molycorp, Inc	17
24,905		Monsanto Co	2,631
13,763		Mosaic Co	820
1,570		Myers Industries, Inc	22
1,075		Neenah Paper, Inc	33
426	e	NewMarket Corp	111
23,228		Newmont Mining Corp	973
1,121		Noranda Aluminium Holding Corp	5
14,897		Nucor Corp	687
3,909		Olin Corp	99
529		Olympic Steel, Inc	13
1,636	*	OM Group, Inc	38
2,250	*	Omnova Solutions, Inc	17
8,024	*	Owens-Illinois, Inc	214
4,402		Packaging Corp of America	198
5,999	*,e	Paramount Gold and Silver Corp	13
4,805		PolyOne Corp	117
6,532		PPG Industries, Inc	875
14,050		Praxair, Inc	1,567
610		Quaker Chemical Corp	36
3,402		Reliance Steel & Aluminum Co	242
2,728	*,e	Resolute Forest Products	44
1,196	*	Revett Minerals, Inc	3
3,169		Rock-Tenn Co (Class A)	294
3,120		Rockwood Holdings, Inc	204
2,652		Royal Gold, Inc	188
6,377		RPM International, Inc	201
1,496	*	RTI International Metals, Inc	47
1,183		Schnitzer Steel Industries, Inc (Class A)	32
1,524		Schweitzer-Mauduit International, Inc	59
2,024		Scotts Miracle-Gro Co (Class A)	88
8,412		Sealed Air Corp	203
2,022		Sensient Technologies Corp	79
4,071		Sherwin-Williams Co	688

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

			VALUE
SHARES		COMPANY	(000)

5,648		Sigma-Aldrich Corp	$439
2,380		Silgan Holdings, Inc	112
4,578		Sonoco Products Co	160
7,399		Southern Copper Corp (NY)	278
10,635		Steel Dynamics, Inc	169
834		Stepan Co	53
5,644	*,e	Stillwater Mining Co	73
2,858	*	SunCoke Energy, Inc	47
3,933	*	Tahoe Resources, Inc	69
1,109	*,e	Texas Industries, Inc	70
1,281		Tredegar Corp	38
260	*	UFP Technologies, Inc	5
66	*	United States Lime & Minerals, Inc	3
6,927	e	United States Steel Corp	135
391	*	Universal Stainless & Alloy	14
2,645	*,e	US Antimony Corp	5
910		US Silica Holdings Inc	21
4,475		Valspar Corp	279
3,459	*	Vista Gold Corp	7
5,949		Vulcan Materials Co	308
2,588		Walter Energy, Inc	74
2,666		Wausau Paper Corp	29
893	e	Westlake Chemical Corp	83
297	*	WHX Corp	5
2,539		Worthington Industries, Inc	79
3,554	*	WR Grace & Co	275
1,145		Zep, Inc	17
1,635	*,e	Zoltek Cos, Inc	20

		TOTAL MATERIALS	31,377

MEDIA - 3.7%
2,662	*	AMC Networks, Inc	168
1,425		Arbitron, Inc	67
4,724		Belo (A.H.) Corp (Class A)	46
10,515		Cablevision Systems Corp (Class A)	157
852	*	Carmike Cinemas, Inc	15
30,859		CBS Corp (Class B)	1,441
1,854	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	8
2,365	*	Charter Communications, Inc	246
5,586		Cinemark Holdings, Inc	165
2,051		Clear Channel Outdoor Holdings, Inc (Class A)	15
126,667		Comcast Corp (Class A)	5,321
1,802	*	Crown Media Holdings, Inc (Class A)	4
1,191	*,e	Cumulus Media, Inc (Class A)	4
1,322	*,e	Digital Generation, Inc	9
27,200	*	DIRECTV	1,540
11,190	*	Discovery Communications, Inc (Class A)	881
9,460		DISH Network Corp (Class A)	359
3,294	*,e	DreamWorks Animation SKG, Inc (Class A)	63
1,252	*	Entercom Communications Corp (Class A)	9
2,637		Entravision Communications Corp (Class A)	8
1,802	*	EW Scripps Co (Class A)	22

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

			VALUE
SHARES		COMPANY	(000)

354		Fisher Communications, Inc	$14
11,396		Gannett Co, Inc	249
629	*	Global Sources Ltd	5
2,075		Harte-Hanks, Inc	16
20,135		Interpublic Group of Cos, Inc	262
1,843		John Wiley & Sons, Inc (Class A)	72
2,807	*	Journal Communications, Inc (Class A)	19
3,750	*	Lamar Advertising Co (Class A)	182
12,437	*,e	Liberty Global, Inc (Class A)	913
5,113	*	Liberty Media Corp	571
1,798	*	Lin TV Corp (Class A)	20
4,138	*,e	Lions Gate Entertainment Corp	98
7,613	*	Live Nation, Inc	94
2,849	*	Madison Square Garden, Inc	164
1,522		Martha Stewart Living Omnimedia, Inc (Class A)	4
3,219	*,e	McClatchy Co (Class A)	9
13,221		McGraw-Hill Cos, Inc	689
1,288		MDC Partners, Inc	21
1,763	e	Meredith Corp	68
1,117		Morningstar, Inc	78
2,714		National CineMedia, Inc	43
6,951	*	New York Times Co (Class A)	68
98,693		News Corp (Class A)	3,012
542		Nexstar Broadcasting Group, Inc (Class A)	10
12,814		Omnicom Group, Inc	755
660		Outdoor Channel Holdings, Inc	6
3,876	*,e	Pandora Media, Inc	55
490	*	ReachLocal, Inc	7
787	*	Reading International, Inc	4
4,340	e	Regal Entertainment Group (Class A)	72
475	*	Rentrak Corp	10
216		Saga Communications, Inc	10
1,378		Scholastic Corp	37
3,863		Scripps Networks Interactive (Class A)	249
3,111		Sinclair Broadcast Group, Inc (Class A)	63
178,607	e	Sirius XM Radio, Inc	550
5,113	*	Starz-Liberty Capital	113
17,452	e	Thomson Corp	567
14,036		Time Warner Cable, Inc	1,348
44,942		Time Warner, Inc	2,590
2,076	e	Valassis Communications, Inc	62
98	e	Value Line, Inc	1
23,212		Viacom, Inc (Class B)	1,429
13,029		Virgin Media, Inc	638
83,965		Walt Disney Co	4,769
163	e	Washington Post Co (Class B)	73
1,281	e	World Wrestling Entertainment, Inc (Class A)	11

		TOTAL MEDIA	30,648

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
74,364		AbbVie, Inc	3,033
1,983	*	Achillion Pharmaceuticals, Inc	17

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

			VALUE
SHARES		COMPANY	(000)

2,044	*	Acorda Therapeutics, Inc	$65
5,862	*	Actavis, Inc	540
1,053	*	Aegerion Pharmaceuticals, Inc	43
4,200	*,e	Affymetrix, Inc	20
1,108	*,e	Agenus, Inc	4
16,312		Agilent Technologies, Inc	685
2,860	*	Akorn, Inc	40
9,333	*	Alexion Pharmaceuticals, Inc	860
5,952	*	Alkermes plc	141
14,150		Allergan, Inc	1,580
2,039	*	Alnylam Pharmaceuticals, Inc	50
1,109	*	AMAG Pharmaceuticals, Inc	26
36,346		Amgen, Inc	3,726
1,454	*,e	Amicus Therapeutics, Inc	5
1,022	*,e	Ampio Pharmaceuticals, Inc	5
9,609	*,e	Arena Pharmaceuticals, Inc	79
8,049	*	Ariad Pharmaceuticals, Inc	146
2,640	*	Arqule, Inc	7
3,660	*	Array Biopharma, Inc	18
2,656	*	Astex Pharmaceuticals	12
2,455	*	Auxilium Pharmaceuticals, Inc	42
6,354	*,e	AVANIR Pharmaceuticals, Inc	17
1,870	*,e	AVEO Pharmaceuticals, Inc	14
2,465	*,e	BioCryst Pharmaceuticals, Inc	3
11,249	*	Biogen Idec, Inc	2,170
5,931	*	BioMarin Pharmaceuticals, Inc	369
983	*	Bio-Rad Laboratories, Inc (Class A)	124
215	*	Biospecifics Technologies Corp	4
1,108	*,e	Biotime, Inc	4
78,902		Bristol-Myers Squibb Co	3,250
4,265	*	Bruker BioSciences Corp	81
1,890	*,e	Cadence Pharmaceuticals, Inc	13
1,815	*	Cambrex Corp	23
20,638	*	Celgene Corp	2,392
2,900	*	Celldex Therapeutics, Inc	34
3,195	*	Cepheid, Inc	123
2,389	*	Charles River Laboratories International, Inc	106
669	*,e	Clovis Oncology, Inc	19
442	*,e	Codexis, Inc	1
1,326	*,e	Corcept Therapeutics, Inc	3
318	*	Cornerstone Therapeutics, Inc	2
2,667	*	Covance, Inc	198
3,083	*	Cubist Pharmaceuticals, Inc	144
3,574	*,e	Curis, Inc	12
2,389	*,e	Cytori Therapeutics, Inc	6
7,690	*,e	Dendreon Corp	36
2,984	*	Depomed, Inc	18
2,207	*,e	Discovery Laboratories, Inc	5
4,970	*	Dyax Corp	22
5,402	*,e	Dynavax Technologies Corp	12
47,848		Eli Lilly & Co	2,717
1,234	*	Emergent Biosolutions, Inc	17

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

			VALUE
SHARES		COMPANY	(000)

5,765	*	Endo Pharmaceuticals Holdings, Inc	$177
1,449	*	Endocyte, Inc	18
2,632		Enzon Pharmaceuticals, Inc	10
2,644	*	Exact Sciences Corp	26
6,457	*,e	Exelixis, Inc	30
989	*	Fluidigm Corp	18
12,497	*	Forest Laboratories, Inc	475
512	*	Furiex Pharmaceuticals Inc	19
810	*	Genomic Health, Inc	23
6,445	*,e	Geron Corp	7
70,762	*	Gilead Sciences, Inc	3,462
971	*	GTx, Inc	4
3,942	*	Halozyme Therapeutics, Inc	23
1,104	*	Harvard Bioscience, Inc	6
458		Hi-Tech Pharmacal Co, Inc	15
1,073	*,e	Horizon Pharma, Inc	3
7,473	*	Hospira, Inc	245
3,653	*,e	Idenix Pharmaceuticals, Inc	13
5,845	*,e	Illumina, Inc	316
1,963	*,e	ImmunoCellular Therapeutics Ltd	5
3,568	*,e	Immunogen, Inc	57
3,543	*,e	Immunomedics, Inc	9
3,365	*	Impax Laboratories, Inc	52
4,807	*,e	Incyte Corp	113
1,026	*	Infinity Pharmaceuticals, Inc	50
3,158	*,e	InterMune, Inc	29
3,659	*	Ironwood Pharmaceuticals, Inc	67
5,202	*,e	Isis Pharmaceuticals, Inc	88
2,099	*	Jazz Pharmaceuticals plc	117
128,521		Johnson & Johnson	10,478
2,721	*,e	Keryx Biopharmaceuticals, Inc	19
832	*	Lannett Co, Inc	8
10,577	*	Lexicon Pharmaceuticals, Inc	23
8,438	*	Life Technologies Corp	545
925	*	Ligand Pharmaceuticals, Inc (Class B)	25
2,138	*	Luminex Corp	35
5,511	*,e	MannKind Corp	19
1,801		Maxygen, Inc	4
2,495	*	Medicines Co	83
3,516	*	Medivation, Inc	164
142,273		Merck & Co, Inc	6,293
720	*	Merrimack Pharmaceuticals, Inc	4
1,482	*	Mettler-Toledo International, Inc	316
2,284	*	Momenta Pharmaceuticals, Inc	30
19,076	*	Mylan Laboratories, Inc	552
4,133	*	Myriad Genetics, Inc	105
5,532	*	Nektar Therapeutics	61
3,256	*	Neurocrine Biosciences, Inc	40
629	*,e	NewLink Genetics Corp	8
4,336	*,e	Novavax, Inc	10
4,176	*	NPS Pharmaceuticals, Inc	43
1,070	*	Obagi Medical Products, Inc	21

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

			VALUE
SHARES		COMPANY	(000)

1,112	*,e	Omeros Corp	$5
511	*	OncoGenex Pharmaceutical, Inc	6
2,102	*	Oncothyreon, Inc	4
3,107	*	Onyx Pharmaceuticals, Inc	276
4,791	*,e	Opko Health, Inc	37
1,463	*	Optimer Pharmaceuticals, Inc	17
2,988	*	Orexigen Therapeutics, Inc	19
807	*	Osiris Therapeutics, Inc	8
1,723	*	Pacific Biosciences of California, Inc	4
915	*,e	Pacira Pharmaceuticals, Inc	26
1,792		Pain Therapeutics, Inc	6
2,917	*	Parexel International Corp	115
5,458	e	PDL BioPharma, Inc	40
5,182		PerkinElmer, Inc	174
4,034		Perrigo Co	479
351,432		Pfizer, Inc	10,142
2,485	*	Pharmacyclics, Inc	200
1,425	*	Pozen, Inc	8
1,419	*	Progenics Pharmaceuticals, Inc	8
11,425	*	Qiagen N.V. (NASDAQ)	241
2,696	e	Questcor Pharmaceuticals, Inc	88
2,377	*,e	Raptor Pharmaceutical Corp	14
3,754	*	Regeneron Pharmaceuticals, Inc	662
1,493	*	Repligen Corp	10
714	*,e	Repros Therapeutics, Inc	12
3,471	*	Rigel Pharmaceuticals, Inc	24
345	*	Sagent Pharmaceuticals	6
3,014	*	Salix Pharmaceuticals Ltd	154
2,157	*,e	Sangamo Biosciences, Inc	21
2,882	*	Santarus, Inc	50
2,738	*	Sciclone Pharmaceuticals, Inc	13
4,880	*,e	Seattle Genetics, Inc	173
4,993	*,e	Sequenom, Inc	21
1,470	*,e	SIGA Technologies, Inc	5
2,652	e	Spectrum Pharmaceuticals, Inc	20
620	*	Sucampo Pharmaceuticals, Inc (Class A)	4
445	*	Synageva BioPharma Corp	24
2,003	*,e	Synergy Pharmaceuticals, Inc	12
1,821	*,e	Synta Pharmaceuticals Corp	16
1,257	*	Targacept, Inc	5
1,792		Techne Corp	122
2,889	*,e	Theravance, Inc	68
17,100		Thermo Electron Corp	1,308
764	*,e	Threshold Pharmaceuticals, Inc	4
1,207	*	Trius Therapeutics, Inc	8
2,240	*	United Therapeutics Corp	136
1,501	*	Vanda Pharmaceuticals, Inc	6
579	*,e	Ventrus Biosciences, Inc	2
9,767	*	Vertex Pharmaceuticals, Inc	537
3,055	*	Vical, Inc	12
3,526	*	Viropharma, Inc	89
4,844	*,e	Vivus, Inc	53

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

			VALUE
SHARES		COMPANY	(000)

8,140		Warner Chilcott plc	$110
4,080	*	Waters Corp	383
1,508	*	Xenoport, Inc	11
3,261	*	XOMA Corp	11
2,912	*,e	ZIOPHARM Oncology, Inc	5
4,890	*	Zoetis Inc	163

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	63,623

REAL ESTATE - 3.7%
2,117		Acadia Realty Trust	59
755		AG Mortgage Investment Trust	19
505		Agree Realty Corp	15
2,122	*	Alexander & Baldwin, Inc	76
104		Alexander’s, Inc	34
2,762		Alexandria Real Estate Equities, Inc	196
1,470		American Assets Trust,Inc	47
4,716		American Campus Communities, Inc	214
16,723		American Capital Agency Corp	548
1,755		American Capital Mortgage, Inc	45
18,677		American Tower Corp	1,437
47,329		Annaly Capital Management, Inc	752
6,519		Anworth Mortgage Asset Corp	41
6,369		Apartment Investment & Management Co (Class A)	195
867		Apollo Commercial Real Estate Finance, Inc	15
378		Ares Commercial Real Estate Corp	6
18,834	*	ARMOUR Residential REIT, Inc	123
2,185		Ashford Hospitality Trust, Inc	27
2,073		Associated Estates Realty Corp	39
454	*	AV Homes, Inc	6
5,461		AvalonBay Communities, Inc	692
7,506		BioMed Realty Trust, Inc	162
6,942		Boston Properties, Inc	702
7,051		Brandywine Realty Trust	105
3,765		BRE Properties, Inc (Class A)	183
3,896		Camden Property Trust	268
1,900		Campus Crest Communities, Inc	26
3,499		Capital Lease Funding, Inc	22
4,568		Capstead Mortgage Corp	59
7,851		CBL & Associates Properties, Inc	185
15,262	*	CBRE Group, Inc	385
2,712		Cedar Shopping Centers, Inc	17
464		Chatham Lodging Trust	8
1,642		Chesapeake Lodging Trust	38
43,123		Chimera Investment Corp	138
4,203		Colonial Properties Trust	95
1,674		Colony Financial, Inc	37
378		Consolidated-Tomoka Land Co	15
800		Coresite Realty	28
3,601		Corporate Office Properties Trust	96
4,773		Cousins Properties, Inc	51
2,905		CreXus Investment Corp	38
5,967		CubeSmart	94

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

			VALUE
SHARES		COMPANY	(000)

6,010		CYS Investments, Inc	$71
12,464		DCT Industrial Trust, Inc	92
10,697		DDR Corp	186
8,158		DiamondRock Hospitality Co	76
5,356		Digital Realty Trust, Inc	358
6,476		Douglas Emmett, Inc	161
12,782		Duke Realty Corp	217
2,984		DuPont Fabros Technology, Inc	72
2,653		Dynex Capital, Inc	28
1,377		EastGroup Properties, Inc	80
4,615		Education Realty Trust, Inc	49
2,472		Entertainment Properties Trust	129
2,004		Equity Lifestyle Properties, Inc	154
2,651		Equity One, Inc	64
14,607		Equity Residential	804
1,710		Essex Property Trust, Inc	257
1,621		Excel Trust, Inc	22
4,748		Extra Space Storage, Inc	186
3,147		Federal Realty Investment Trust	340
6,309	*	FelCor Lodging Trust, Inc	38
4,317		First Industrial Realty Trust, Inc	74
2,547		First Potomac Realty Trust	38
6,922	*	Forest City Enterprises, Inc (Class A)	123
1,790	*	Forestar Real Estate Group, Inc	39
3,639		Franklin Street Properties Corp	53
25,599		General Growth Properties, Inc	509
1,193		Getty Realty Corp	24
498		Gladstone Commercial Corp	10
6,781		Glimcher Realty Trust	79
1,811		Government Properties Income Trust	47
2,207	*	Gramercy Capital Corp	12
58		Gyrodyne Co of America, Inc	4
4,762		Hatteras Financial Corp	131
20,381		HCP, Inc	1,016
12,279		Health Care REIT, Inc	834
3,664		Healthcare Realty Trust, Inc	104
8,372		Hersha Hospitality Trust	49
3,786		Highwoods Properties, Inc	150
2,366		Home Properties, Inc	150
6,635		Hospitality Properties Trust	182
33,218		Host Marriott Corp	581
1,158	*	Howard Hughes Corp	97
4,076		HRPT Properties Trust	91
1,747		Hudson Pacific Properties	38
4,699		Inland Real Estate Corp	47
5,622		Invesco Mortgage Capital, Inc	120
3,940		Investors Real Estate Trust	39
4,086	*	iStar Financial, Inc	45
2,166		Jones Lang LaSalle, Inc	215
1,173		Kennedy-Wilson Holdings, Inc	18
3,326		Kilroy Realty Corp	174
19,779		Kimco Realty Corp	443

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

			VALUE
SHARES		COMPANY	(000)

2,891		Kite Realty Group Trust	$19
4,298		LaSalle Hotel Properties	109
6,009		Lexington Corporate Properties Trust	71
5,687		Liberty Property Trust	226
1,483		LTC Properties, Inc	60
6,443		Macerich Co	415
4,389		Mack-Cali Realty Corp	126
6,789		Medical Properties Trust, Inc	109
18,015		MFA Mortgage Investments, Inc	168
1,993		Mid-America Apartment Communities, Inc	138
2,597		Monmouth Real Estate Investment Corp (Class A)	29
1,100		National Health Investors, Inc	72
5,406		National Retail Properties, Inc	196
824		New York Mortgage Trust, Inc	6
3,670		NorthStar Realty Finance Corp	35
2,098		NRDC Acquisition Corp	29
5,124		Omega Healthcare Investors, Inc	156
567		One Liberty Properties, Inc	12
946		Parkway Properties, Inc	18
2,560		Pebblebrook Hotel Trust	66
2,924		Pennsylvania Real Estate Investment Trust	57
1,391		Pennymac Mortgage Investment Trust	36
8,735		Piedmont Office Realty Trust, Inc	171
7,839		Plum Creek Timber Co, Inc	409
2,631		Post Properties, Inc	124
2,094		Potlatch Corp	96
21,441		Prologis, Inc	857
903		PS Business Parks, Inc	71
6,686		Public Storage, Inc	1,018
1,737		RAIT Investment Trust	14
1,967		Ramco-Gershenson Properties	33
5,944		Rayonier, Inc	355
2,360	*	Realogy Holdings Corp	115
7,727		Realty Income Corp	350
4,253		Redwood Trust, Inc	99
4,546		Regency Centers Corp	241
4,090		Resource Capital Corp	27
4,138		Retail Properties of America, Inc	61
5,176		RLJ Lodging Trust	118
1,067		Rouse Properties, Inc	19
1,532		Ryman Hospitality Properties	70
1,780		Sabra Healthcare REIT, Inc	52
330		Saul Centers, Inc	14
7,899		Senior Housing Properties Trust	212
1,141		Silver Bay Realty Trust Corp	24
14,305		Simon Property Group, Inc	2,268
4,148		SL Green Realty Corp	357
1,406		Sovran Self Storage, Inc	91
2,545	*,e	St. Joe Co	54
1,183		STAG Industrial, Inc	25
5,639		Starwood Property Trust, Inc	157
8,848	*	Strategic Hotels & Resorts, Inc	74

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

			VALUE
SHARES		COMPANY	(000)

1,510		Summit Hotel Properties, Inc	$16
1,288		Sun Communities, Inc	64
6,003	*	Sunstone Hotel Investors, Inc	74
4,492		Tanger Factory Outlet Centers, Inc	163
2,937		Taubman Centers, Inc	228
790	*	Tejon Ranch Co	24
400		Terreno Realty Corp	7
1,552		Thomas Properties Group, Inc	8
14,604		Two Harbors Investment Corp	184
12,006		UDR, Inc	290
507		UMH Properties, Inc	5
575		Universal Health Realty Income Trust	33
1,407		Urstadt Biddle Properties, Inc (Class A)	31
14,038		Ventas, Inc	1,028
8,538		Vornado Realty Trust	714
3,217		Washington Real Estate Investment Trust	90
5,688		Weingarten Realty Investors	179
380		Western Asset Mortgage Capital Corp	9
26,107		Weyerhaeuser Co	819
490		Whitestone REIT	7
1,412		Winthrop Realty Trust	18
153	*,e	Zillow, Inc	8

		TOTAL REAL ESTATE	29,986

RETAILING - 4.2%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	6
3,691		Aaron’s, Inc	106
3,975		Abercrombie & Fitch Co (Class A)	184
3,368		Advance Auto Parts, Inc	278
3,935	*	Aeropostale, Inc	54
16,965	*	Amazon.com, Inc	4,521
9,508		American Eagle Outfitters, Inc	178
580	*	America’s Car-Mart, Inc	27
2,306	*	Ann Taylor Stores Corp	67
1,365	*	Asbury Automotive Group, Inc	50
5,511	*	Ascena Retail Group, Inc	102
1,206	*	Audiovox Corp (Class A)	13
1,684	*	Autonation, Inc	74
1,789	*	Autozone, Inc	710
1,455	*,e	Barnes & Noble, Inc	24
1,533		Bebe Stores, Inc	6
10,832	*	Bed Bath & Beyond, Inc	698
13,067		Best Buy Co, Inc	289
1,412		Big 5 Sporting Goods Corp	22
2,772	*	Big Lots, Inc	98
672	*,e	Blue Nile, Inc	23
578	*	Body Central Corp	5
447	e	Bon-Ton Stores, Inc	6
2,300		Brown Shoe Co, Inc	37
1,313	e	Buckle, Inc	61
2,257	*	Cabela’s, Inc	137
10,635	*	Carmax, Inc	444

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

			VALUE
SHARES		COMPANY	(000)

966		Cato Corp (Class A)	$23
8,131		Chico’s FAS, Inc	137
1,035	*	Children’s Place Retail Stores, Inc	46
836	*	Citi Trends, Inc	9
679	*,e	Conn’s, Inc	24
638		Core-Mark Holding Co, Inc	33
476		Destination Maternity Corp	11
2,260	*	Destination XL Group, Inc	12
4,508		Dick’s Sporting Goods, Inc	213
1,303		Dillard’s, Inc (Class A)	102
8,650	*	Dollar General Corp	438
10,946	*	Dollar Tree, Inc	530
1,596		DSW, Inc (Class A)	102
4,250		Expedia, Inc	255
4,341	*	Express Parent LLC	77
4,474		Family Dollar Stores, Inc	264
2,617		Finish Line, Inc (Class A)	51
380	*	Five Below, Inc	14
6,890		Foot Locker, Inc	236
1,694	*,e	Francesca’s Holdings Corp	49
1,790		Fred’s, Inc (Class A)	25
5,654	e	GameStop Corp (Class A)	158
13,938		Gap, Inc	493
1,189	*	Genesco, Inc	71
7,329		Genuine Parts Co	572
3,592		GNC Holdings, Inc	141
410	*	Gordmans Stores, Inc	5
1,038	e	Group 1 Automotive, Inc	62
2,132	*,e	Groupon, Inc	13
3,144	e	Guess?, Inc	78
1,232		Haverty Furniture Cos, Inc	25
892	*,e	HHgregg, Inc	10
1,197	*	Hibbett Sports, Inc	67
71,590		Home Depot, Inc	4,996
1,550	*,e	HomeAway, Inc	50
2,222		Hot Topic, Inc	31
1,773		HSN, Inc	97
7,757	e	JC Penney Co, Inc	117
1,086	*,e	JOS A Bank Clothiers, Inc	43
891	*	Kirkland’s, Inc	10
10,763		Kohl’s Corp	497
11,391		L Brands, Inc	509
25,849	*	Liberty Media Holding Corp (Interactive A)	553
1,809	*	Liberty Ventures	137
1,111		Lithia Motors, Inc (Class A)	53
14,256	*	LKQ Corp	310
52,475		Lowe’s Companies, Inc	1,990
1,342	*,e	Lumber Liquidators, Inc	94
19,370		Macy’s, Inc	810
1,129	*	MarineMax, Inc	15
534	*,e	Mattress Firm Holding Corp	18
2,482		Men’s Wearhouse, Inc	83

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

			VALUE
SHARES		COMPANY	(000)

1,144	e	Monro Muffler, Inc	$45
2,655	*	NetFlix, Inc	503
888	*	New York & Co, Inc	4
7,222		Nordstrom, Inc	399
1,665		Nutri/System, Inc	14
6,966	*	Office Depot, Inc	27
943	e	OfficeMax, Inc	11
1,309	*,e	Orbitz Worldwide, Inc	8
5,526	*	O’Reilly Automotive, Inc	567
840	*,e	Overstock.com, Inc	10
2,064		Penske Auto Group, Inc	69
2,583	*	PEP Boys - Manny Moe & Jack	31
1,182	e	PetMed Express, Inc	16
4,950		Petsmart, Inc	307
4,168		Pier 1 Imports, Inc	96
2,329	*	Priceline.com, Inc	1,602
5,358		RadioShack Corp	18
2,805		Rent-A-Center, Inc	104
10,702		Ross Stores, Inc	649
769	*	Rue21, Inc	23
5,305	*,e	Saks, Inc	61
7,516	*	Sally Beauty Holdings, Inc	221
1,774	*,e	Sears Holdings Corp	89
2,283	*	Select Comfort Corp	45
775		Shoe Carnival, Inc	16
1,725	*	Shutterfly, Inc	76
3,767		Signet Jewelers Ltd	252
2,027		Sonic Automotive, Inc (Class A)	45
210	*	Sourceforge, Inc	3
1,474		Stage Stores, Inc	38
32,337		Staples, Inc	434
1,440		Stein Mart, Inc	12
461		Systemax, Inc	5
30,848		Target Corp	2,112
5,956	e	Tiffany & Co	414
432	*	Tilly’s, Inc	6
34,792		TJX Companies, Inc	1,627
3,349		Tractor Supply Co	349
3,967	*	TripAdvisor, Inc	208
1,789	*	Tuesday Morning Corp	14
3,056		Ulta Salon Cosmetics & Fragrance, Inc	248
4,798	*	Urban Outfitters, Inc	186
658	*	US Auto Parts Network, Inc	1
1,052	*,e	Vitacost.com, Inc	8
1,434	*	Vitamin Shoppe, Inc	70
640	*	West Marine, Inc	7
5,043	*	Wet Seal, Inc (Class A)	15
1,736	*	WEX, Inc	136
4,298		Williams-Sonoma, Inc	221
133		Winmark Corp	8
1,062	*,e	Zumiez, Inc	24

		TOTAL RETAILING	34,433

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

			VALUE
SHARES		COMPANY	(000)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
2,226	*	Advanced Energy Industries, Inc	$41
23,029	*,e	Advanced Micro Devices, Inc	59
844	*	Alpha & Omega Semiconductor Ltd	7
15,086		Altera Corp	535
3,904	*,e	Amkor Technology, Inc	16
3,097	*	Anadigics, Inc	6
13,788		Analog Devices, Inc	641
56,517		Applied Materials, Inc	762
3,650	*	Applied Micro Circuits Corp	27
19,968	*	Atmel Corp	139
1,604	*	ATMI, Inc	36
11,387		Avago Technologies Ltd	409
5,359	*	Axcelis Technologies, Inc	7
1,469	*	AXT, Inc	4
25,584		Broadcom Corp (Class A)	887
3,308		Brooks Automation, Inc	34
806		Cabot Microelectronics Corp	28
2,448	*	Cavium Networks, Inc	95
1,230	*	Ceva, Inc	19
2,833	*	Cirrus Logic, Inc	64
1,302		Cohu, Inc	12
5,075	*,e	Cree, Inc	278
1,500	*	Cymer, Inc	144
7,650	e	Cypress Semiconductor Corp	84
1,921	*	Diodes, Inc	40
1,224	*	DSP Group, Inc	10
6,714	*	Entegris, Inc	66
4,315	*	Entropic Communications, Inc	18
2,444	*	Exar Corp	26
6,197	*	Fairchild Semiconductor International, Inc	88
2,676	*,e	First Solar, Inc	72
2,618	*	Formfactor, Inc	12
2,182	*	Freescale Semiconductor Holdings Ltd	32
1,030	*	GSI Technology, Inc	7
3,453	*,e	GT Solar International, Inc	11
1,461	*	Hittite Microwave Corp	88
1,024	*	Inphi Corp	11
6,477	*	Integrated Device Technology, Inc	48
1,216	*	Integrated Silicon Solution, Inc	11
235,249		Intel Corp	5,140
643	*	Intermolecular, Inc	7
3,528	*	International Rectifier Corp	75
6,580		Intersil Corp (Class A)	57
1,231		IXYS Corp	12
7,718		Kla-Tencor Corp	407
4,206	*	Kopin Corp	16
8,227	*	Lam Research Corp	341
5,950	*	Lattice Semiconductor Corp	32
11,064		Linear Technology Corp	425
27,928	*	LSI Logic Corp	189

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

			VALUE
SHARES		COMPANY	(000)

2,408	*	LTX-Credence Corp	$15
282	*	MA-COM Technology Solutions	5
20,581		Marvell Technology Group Ltd	218
2,801	*	Mattson Technology, Inc	4
13,778		Maxim Integrated Products, Inc	450
383	*	MaxLinear, Inc	2
5,052	*	MEMC Electronic Materials, Inc	22
2,455		Micrel, Inc	26
9,163	e	Microchip Technology, Inc	337
42,944	*	Micron Technology, Inc	429
4,543	*	Microsemi Corp	105
1,664	*,e	Mindspeed Technologies, Inc	6
2,658		MKS Instruments, Inc	72
1,520		Monolithic Power Systems, Inc	37
1,391	*	MoSys, Inc	7
1,014	*	Nanometrics, Inc	15
1,019	*	NeoPhotonics Corp Ltd	5
258	*	NVE Corp	15
29,569		Nvidia Corp	379
2,767	*	Omnivision Technologies, Inc	38
22,048	*	ON Semiconductor Corp	183
1,181	*	PDF Solutions, Inc	19
1,447	*	Pericom Semiconductor Corp	10
2,703	*	Photronics, Inc	18
1,628	*	PLX Technology, Inc	7
11,786	*	PMC - Sierra, Inc	80
1,292		Power Integrations, Inc	56
5,356	*	Rambus, Inc	30
13,977	*	RF Micro Devices, Inc	74
782	*,e	Rubicon Technology, Inc	5
1,464	*	Rudolph Technologies, Inc	17
3,192	*	Semtech Corp	113
1,525	*	Sigma Designs, Inc	7
4,055	*	Silicon Image, Inc	20
1,768	*	Silicon Laboratories, Inc	73
8,707	*	Skyworks Solutions, Inc	192
2,527	*	Spansion, Inc	32
1,361	*	STR Holdings, Inc	3
961	*,e	SunPower Corp	11
493		Supertex, Inc	11
9,372	*	Teradyne, Inc	152
2,769		Tessera Technologies, Inc	52
53,758		Texas Instruments, Inc	1,907
8,183	*	Triquint Semiconductor, Inc	41
928	*	Ultra Clean Holdings	6
1,279	*	Ultratech, Inc	51
1,886	*,e	Veeco Instruments, Inc	72
1,235	*	Volterra Semiconductor Corp	18
12,413		Xilinx, Inc	474

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	17,496

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

			VALUE
SHARES		COMPANY	(000)

SOFTWARE & SERVICES - 9.1%
2,523	*	Accelrys, Inc	$25
30,050		Accenture plc	2,283
1,925	*	ACI Worldwide, Inc	94
1,874	*,e	Active Network, Inc	8
19,562		Activision Blizzard, Inc	285
2,448	*	Actuate Corp	15
3,603	*	Acxiom Corp	74
23,041	*	Adobe Systems, Inc	1,003
1,656	*	Advent Software, Inc	46
8,306	*	Akamai Technologies, Inc	293
2,359	*,e	Alliance Data Systems Corp	382
7,726		Amdocs Ltd	280
764		American Software, Inc (Class A)	6
1,747	*	Angie’s List, Inc	35
4,300	*	Ansys, Inc	350
3,821		AOL, Inc	147
4,286	*	Aspen Technology, Inc	138
11,143	*	Autodesk, Inc	460
22,712		Automatic Data Processing, Inc	1,477
2,248	*	Bankrate, Inc	27
443	*,e	Bazaarvoice, Inc	3
2,369		Blackbaud, Inc	70
2,218	*	Blucora, Inc	34
7,419	*	BMC Software, Inc	344
1,196		Booz Allen Hamilton Holding Co	16
1,713	*	Bottomline Technologies, Inc	49
273	*,e	Brightcove, Inc	2
5,554		Broadridge Financial Solutions, Inc	138
1,345	*,e	BroadSoft, Inc	36
16,656		CA, Inc	419
966	*	CACI International, Inc (Class A)	56
13,010	*	Cadence Design Systems, Inc	181
1,555	*,e	Callidus Software, Inc	7
540	*	Carbonite, Inc	6
2,159	*	Cardtronics, Inc	59
480		Cass Information Systems, Inc	20
3,700	*	Ciber, Inc	17
8,787	*	Citrix Systems, Inc	634
643	*,m	Clinical Data, Inc	1
14,163	*	Cognizant Technology Solutions Corp (Class A)	1,085
2,159	*	Commvault Systems, Inc	177
7,234		Computer Sciences Corp	356
760		Computer Task Group, Inc	16
9,466	*	Compuware Corp	118
1,622	*	comScore, Inc	27
1,059	*	Comverse, Inc	30
2,256	*,e	Concur Technologies, Inc	155
1,503	*,e	Constant Contact, Inc	20
5,243		Convergys Corp	89
1,648	*	Cornerstone OnDemand, Inc	56
1,288	*	CoStar Group, Inc	141
1,795	*	CSG Systems International, Inc	38

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

			VALUE
SHARES		COMPANY	(000)

2,053	*	DealerTrack Holdings, Inc	$60
1,448	*	Demand Media, Inc	12
327	*	Demandware, Inc	8
2,464	*	Dice Holdings, Inc	25
2,001	*	Digital River, Inc	28
335		DMRC Corp	7
1,423		DST Systems, Inc	101
5,728		Earthlink, Inc	31
54,108	*	eBay, Inc	2,934
1,521	e	Ebix, Inc	25
15,461	*	Electronic Arts, Inc	274
1,070	*	Ellie Mae, Inc	26
993	*	Envestnet, Inc	17
1,587		EPIQ Systems, Inc	22
206		ePlus, Inc	10
2,338	*	Equinix, Inc	506
2,804	*	Euronet Worldwide, Inc	74
465	*	ExactTarget, Inc	11
1,144	*	ExlService Holdings, Inc	38
19,789	*	Facebook, Inc	506
2,179	e	Factset Research Systems, Inc	202
1,607		Fair Isaac Corp	73
2,479	*	FalconStor Software, Inc	7
11,866		Fidelity National Information Services, Inc	470
4,265	*	First American Corp	110
6,233	*	Fiserv, Inc	547
2,362	*	FleetCor Technologies, Inc	181
471		Forrester Research, Inc	15
6,352	*	Fortinet, Inc	150
4,427	*	Gartner, Inc	241
6,359		Genpact Ltd	116
1,221	*,e,m	Gerber Scientific, Inc	0	^
2,712	*	Global Cash Access, Inc	19
3,681		Global Payments, Inc	183
2,157	*,e	Glu Mobile, Inc	6
12,120	*	Google, Inc (Class A)	9,624
680	*	Guidance Software, Inc	7
937	*	Guidewire Software, Inc	36
1,547		Hackett Group, Inc	7
1,893		Heartland Payment Systems, Inc	62
1,560	*,e	Higher One Holdings, Inc	14
3,483		IAC/InterActiveCorp	156
1,449	*	iGate Corp	27
468	*	Imperva, Inc	18
379	*	Infoblox, Inc	8
5,344	*	Informatica Corp	184
1,066	*	Innodata Isogen, Inc	4
803	*	Interactive Intelligence, Inc	36
3,256	*	Internap Network Services Corp	30
51,018		International Business Machines Corp	10,882
13,696		Intuit, Inc	899
2,611	*	Ipass, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

			VALUE
SHARES		COMPANY	(000)

2,389	e	j2 Global, Inc	$94
3,917		Jack Henry & Associates, Inc	181
950	*,e	Jive Software, Inc	14
941		Keynote Systems, Inc	13
1,667	*	Knot, Inc	17
4,117		Lender Processing Services, Inc	105
3,363	*	Limelight Networks, Inc	7
3,007	*	LinkedIn Corp	529
3,304	*	Lionbridge Technologies	13
1,143	*,e	Liquidity Services, Inc	34
2,686	*	Liveperson, Inc	36
1,024	*	LogMeIn, Inc	20
716	*,e	magicJack VocalTec Ltd	10
738	*	Manhattan Associates, Inc	55
1,171	e	Mantech International Corp (Class A)	31
1,311		Marchex, Inc (Class B)	6
1,092	*	Market Leader, Inc	10
5,078		Mastercard, Inc (Class A)	2,748
1,366		MAXIMUS, Inc	109
4,392		Mentor Graphics Corp	79
3,908	*	Micros Systems, Inc	178
352,792		Microsoft Corp	10,093
425	*	MicroStrategy, Inc (Class A)	43
528	*,e	Millennial Media, Inc	3
2,352	*	ModusLink Global Solutions, Inc	8
1,065	*	MoneyGram International, Inc	19
1,800		Monotype Imaging Holdings, Inc	43
4,617	*	Monster Worldwide, Inc	23
2,146	*	Move, Inc	26
1,792	*	Netscout Systems, Inc	44
1,519	*	NetSuite, Inc	122
3,278	*	NeuStar, Inc (Class A)	153
2,186		NIC, Inc	42
11,238	*	Nuance Communications, Inc	227
1,193	*,e	OpenTable, Inc	75
178,726		Oracle Corp	5,780
14,848		Paychex, Inc	521
792		Pegasystems, Inc	22
1,252	*	Perficient, Inc	15
603	*	Pervasive Software, Inc	6
958	*	PRG-Schultz International, Inc	7
3,045	*	Progress Software Corp	69
289	*	Proofpoint, Inc	5
1,099	*	PROS Holdings, Inc	30
5,816	*	PTC, Inc	148
400		QAD, Inc (Class A)	5
4,136	*	QLIK Technologies, Inc	107
1,192	*	QuinStreet, Inc	7
5,046	*	Rackspace Hosting, Inc	255
1,085		RealNetworks, Inc	8
1,540	*,e	RealPage, Inc	32
9,117	*	Red Hat, Inc	461

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

			VALUE
SHARES		COMPANY	(000)

1,734	*	Responsys, Inc	$15
560	*	Rosetta Stone, Inc	9
5,389	*	Rovi Corp	115
1,356	*	Saba Software, Inc	11
13,809		SAIC, Inc	187
6,508	*	Salesforce.com, Inc	1,164
5,190		Sapient Corp	63
876	*	Sciquest, Inc	21
1,446	*	Seachange International, Inc	17
500	*	ServiceNow, Inc	18
2,425	*,e	ServiceSource International LLC	17
2,993	*	SolarWinds, Inc	177
3,368		Solera Holdings, Inc	196
1,445	*	Sourcefire, Inc	86
420	*	Splunk, Inc	17
510	*	SPS Commerce, Inc	22
1,635	*	SS&C Technologies Holdings, Inc	49
510	*	Stamps.com, Inc	13
2,697	*	SupportSoft, Inc	11
1,911	*	SYKES Enterprises, Inc	31
34,007	*	Symantec Corp	839
326	*,e	Synacor, Inc	1
1,334	*	Synchronoss Technologies, Inc	41
6,459	*	Synopsys, Inc	232
744		Syntel, Inc	50
1,633	*	TA Indigo Holding Corp	10
3,743	*	Take-Two Interactive Software, Inc	60
1,464	*	Tangoe, Inc	18
598	*	TechTarget, Inc	3
834	*	TeleNav, Inc	5
757	*	TeleTech Holdings, Inc	16
7,959	*	Teradata Corp	466
8,011	*	TIBCO Software, Inc	162
5,735	*	TiVo, Inc	71
7,618		Total System Services, Inc	189
285	*	Travelzoo, Inc	6
1,326	*	Tyler Technologies, Inc	81
1,163	*	Ultimate Software Group, Inc	121
2,353	*	Unisys Corp	54
4,557		United Online, Inc	27
4,315	*	Unwired Planet, Inc	10
3,937	*	Valueclick, Inc	116
1,909	*	Vantiv, Inc	45
1,577	*	Vasco Data Security International	13
5,078	*	VeriFone Systems, Inc	105
2,448	*	Verint Systems, Inc	89
7,523		VeriSign, Inc	356
2,063	*,e	VirnetX Holding Corp	40
620	*	Virtusa Corp	15
24,486		Visa, Inc (Class A)	4,159
1,682	*,e	VistaPrint Ltd	65
4,040	*	VMware, Inc (Class A)	319

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

			VALUE
SHARES		COMPANY	(000)

792	*	Vocus, Inc	$11
2,248	*	WebMD Health Corp (Class A)	55
1,434	*	Websense, Inc	22
1,494	*	Website Pros, Inc	26
28,866		Western Union Co	434
1,340	*,e	Workday, Inc	83
51,992	*	Yahoo!, Inc	1,223
409	*,e	Yelp, Inc	10
3,311	*	Zix Corp	12
5,350	*,e	Zynga, Inc	18

		TOTAL SOFTWARE & SERVICES	75,467

TECHNOLOGY HARDWARE & EQUIPMENT - 5.8%
3,202	*,e	3D Systems Corp	103
2,645	*	Acme Packet, Inc	77
3,005	e	Adtran, Inc	59
1,334	*	Agilysys, Inc	13
7,535		Amphenol Corp (Class A)	563
1,061	*	Anaren, Inc	21
1,193		Anixter International, Inc	83
43,780		Apple, Inc	19,378
5,392	*	Arris Group, Inc	93
4,601	*	Arrow Electronics, Inc	187
5,445	*,e	Aruba Networks, Inc	135
308	*	Audience, Inc	5
1,355	*	Avid Technology, Inc	9
6,033	*	Avnet, Inc	218
2,526		AVX Corp	30
995	*	AX Holding Corp	8
779		Badger Meter, Inc	42
674		Bel Fuse, Inc (Class B)	11
2,053	*	Benchmark Electronics, Inc	37
973		Black Box Corp	21
1,815	*,e	Bookham, Inc	2
22,280	*	Brocade Communications Systems, Inc	129
1,369	*	CalAmp Corp	15
1,907	*	Calix Networks, Inc	16
2,124	*	Checkpoint Systems, Inc	28
4,899	*	Ciena Corp	78
250,525		Cisco Systems, Inc	5,239
2,099		Cognex Corp	88
1,087		Coherent, Inc	62
997		Comtech Telecommunications Corp	24
70,455		Corning, Inc	939
1,943	*	Cray, Inc	45
1,799		CTS Corp	19
2,087		Daktronics, Inc	22
708	*	Datalink Corp	9
69,665		Dell, Inc	998
3,067		Diebold, Inc	93
1,490	*	Digi International, Inc	13
2,450	e	Dolby Laboratories, Inc (Class A)	82

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

			VALUE
SHARES		COMPANY	(000)

1,102	*	DTS, Inc	$18
1,837	*	Echelon Corp	5
1,973	*	EchoStar Corp (Class A)	77
1,000		Electro Rent Corp	19
1,450		Electro Scientific Industries, Inc	16
2,122	*	Electronics for Imaging, Inc	54
98,003	*	EMC Corp	2,341
3,637	*	Emulex Corp	24
4,537	*	Extreme Networks, Inc	15
3,679	*	F5 Networks, Inc	328
1,026	*	Fabrinet	15
910	*	FARO Technologies, Inc	40
1,683		FEI Co	109
4,415	*,e	Finisar Corp	58
7,393		Flir Systems, Inc	192
2,588	*,e	Fusion-io, Inc	42
1,197	*	Globecomm Systems, Inc	14
1,328	*	GSI Group, Inc	11
5,307	*	Harmonic, Inc	31
5,292		Harris Corp	245
3,340	*	Harris Stratex Networks, Inc (Class A)	11
92,726		Hewlett-Packard Co	2,211
1,552	*	Imation Corp	6
1,615	*	Immersion Corp	19
5,305	*,e	Infinera Corp	37
7,086	*	Ingram Micro, Inc (Class A)	139
2,496	*	Insight Enterprises, Inc	51
1,861	e	InterDigital, Inc	89
2,592	*	Intermec, Inc	25
1,163	*	Intevac, Inc	6
1,784	*,e	InvenSense, Inc	19
1,555	e	IPG Photonics Corp	103
2,131	*	Itron, Inc	99
1,708	*	Ixia	37
8,999		Jabil Circuit, Inc	166
11,409	*	JDS Uniphase Corp	153
24,858	*	Juniper Networks, Inc	461
2,177	*	Kemet Corp	14
758	*	KVH Industries, Inc	10
2,911	e	Lexmark International, Inc (Class A)	77
1,051		Littelfuse, Inc	71
522		Loral Space & Communications, Inc	32
1,385	*	Maxwell Technologies, Inc	7
742	*	Measurement Specialties, Inc	30
1,540	*	Mercury Computer Systems, Inc	11
126		Mesa Laboratories, Inc	7
2,035		Methode Electronics, Inc	26
6,577	e	Molex, Inc	193
13,544		Motorola, Inc	867
860		MTS Systems Corp	50
555	*	Multi-Fineline Electronix, Inc	9
4,011		National Instruments Corp	131

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

7,727	*	NCR Corp	$213
1,120	*,e	Neonode, Inc	6
17,128	*	NetApp, Inc	585
1,861	*	Netgear, Inc	62
2,159	*	Newport Corp	37
496	*	Numerex Corp	6
2,560	*,e	OCZ Technology Group, Inc	5
1,210	*	Oplink Communications, Inc	20
970	*	OSI Systems, Inc	60
450	*	Palo Alto Networks, Inc	25
1,164		Park Electrochemical Corp	30
3,576	*,e	Parkervision, Inc	13
143		PC Connection, Inc	2
850		PC-Tel, Inc	6
2,022		Plantronics, Inc	89
1,613	*	Plexus Corp	39
8,460	*	Polycom, Inc	94
3,047	*,e	Power-One, Inc	13
950	*	Procera Networks, Inc	11
4,711	*	QLogic Corp	55
80,173		Qualcomm, Inc	5,368
11,444	*	Quantum Corp	15
1,782	*	Rackable Systems, Inc	25
1,200	*	Radisys Corp	6
1,970	*,e	RealD, Inc	26
717		Richardson Electronics Ltd	9
7,065	*	Riverbed Technology, Inc	105
1,445	*	Rofin-Sinar Technologies, Inc	39
790	*	Rogers Corp	38
11,574	*	SanDisk Corp	637
4,084	*	Sanmina Corp	46
930	*	Scansource, Inc	26
2,605	*	ShoreTel, Inc	9
11,025	*	Sonus Networks, Inc	29
2,145	*,e	STEC, Inc	9
954	*,e	Stratasys Ltd	71
1,355	*	Super Micro Computer, Inc	15
2,360	*	Symmetricom, Inc	11
1,327	*	Synaptics, Inc	54
872	*	SYNNEX Corp	32
1,618	*	Tech Data Corp	74
18,322		Tellabs, Inc	38
824		Telular Corp	8
247		Tessco Technologies, Inc	5
11,800	*	Trimble Navigation Ltd	354
2,608	*	TTM Technologies, Inc	20
484		Ubiquiti Networks, Inc	7
1,939	*,e	Universal Display Corp	57
1,758	*	Viasat, Inc	85
128	*	Viasystems Group, Inc	2
5,324	*	Vishay Intertechnology, Inc	72
654	*	Vishay Precision Group, Inc	10

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

2,690	*	Westell Technologies, Inc	$5
10,521		Western Digital Corp	529
60,365		Xerox Corp	519
2,509	*	Zebra Technologies Corp (Class A)	118
1,176	*	Zygo Corp	17

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	47,676

TELECOMMUNICATION SERVICES - 2.5%
3,067	*	8x8, Inc	21
257,761		AT&T, Inc	9,457
490		Atlantic Tele-Network, Inc	24
769	*	Boingo Wireless, Inc	4
662	*	Cbeyond Communications, Inc	5
29,295		CenturyTel, Inc	1,029
10,048	*	Cincinnati Bell, Inc	33
7,934	*	Clearwire Corp (Class A)	26
2,389		Cogent Communications Group, Inc	63
1,438		Consolidated Communications Holdings, Inc	25
13,874	*	Crown Castle International Corp	966
1,092	*,e	Fairpoint Communications, Inc	8
49,615	e	Frontier Communications Corp	198
2,090	*	General Communication, Inc (Class A)	19
705		HickoryTech Corp	7
609		IDT Corp (Class B)	7
1,613	*	inContact, Inc	13
2,276	*,e	Iridium Communications, Inc	14
3,287	*,e	Leap Wireless International, Inc	19
7,503	*	Level 3 Communications, Inc	152
757		Lumos Networks Corp	10
14,039	*	MetroPCS Communications, Inc	153
1,751		Neutral Tandem, Inc	6
6,450	*	NII Holdings, Inc (Class B)	28
757		NTELOS Holdings Corp	10
1,760	*	Orbcomm, Inc	9
3,214	*	Premiere Global Services, Inc	35
586		Primus Telecommunications Group, Inc	7
5,889	*	SBA Communications Corp (Class A)	424
854		Shenandoah Telecom Co	13
143,021	*	Sprint Nextel Corp	888
4,484		Telephone & Data Systems, Inc	95
1,746	*,e	Towerstream Corp	4
6,744	*	tw telecom inc (Class A)	170
432	*	US Cellular Corp	16
1,177		USA Mobility, Inc	16
133,174		Verizon Communications, Inc	6,545
7,062	*	Vonage Holdings Corp	20
28,704	e	Windstream Corp	228

		TOTAL TELECOMMUNICATION SERVICES	20,767

TRANSPORTATION - 2.0%
2,669	*	Air Transport Services Group, Inc	16
3,132	*	Alaska Air Group, Inc	200

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

511		Allegiant Travel Co	$45
407		Amerco, Inc	71
1,342		Arkansas Best Corp	16
1,336	*	Atlas Air Worldwide Holdings, Inc	54
4,223	*	Avis Budget Group, Inc	117
988	*	Celadon Group, Inc	21
7,672		CH Robinson Worldwide, Inc	456
2,731		Con-Way, Inc	96
1,607		Copa Holdings S.A. (Class A)	192
49,446		CSX Corp	1,218
40,865	*	Delta Air Lines, Inc	675
539	*	Echo Global Logistics, Inc	12
10,325		Expeditors International of Washington, Inc	369
14,869		FedEx Corp	1,460
1,126		Forward Air Corp	42
1,322	*,e	Genco Shipping & Trading Ltd	4
1,775	*	Genesee & Wyoming, Inc (Class A)	165
2,405	*	Hawaiian Holdings, Inc	14
1,514		Heartland Express, Inc	20
11,277	*	Hertz Global Holdings, Inc	251
1,468	*	Hub Group, Inc (Class A)	56
357		International Shipholding Corp	6
4,019		J.B. Hunt Transport Services, Inc	299
9,209	*,e	JetBlue Airways Corp	64
5,149		Kansas City Southern Industries, Inc	571
2,711	*	Kirby Corp	208
3,018		Knight Transportation, Inc	49
2,283		Landstar System, Inc	130
232		Marten Transport Ltd	5
2,122		Matson, Inc	52
15,238		Norfolk Southern Corp	1,175
3,307	*	Old Dominion Freight Line	126
2,338	*	Pacer International, Inc	12
421	*	Park-Ohio Holdings Corp	14
309	*	Patriot Transportation Holding, Inc	9
748	*	Quality Distribution, Inc	6
859	*,e	Rand Logistics, Inc	5
2,007	*	Republic Airways Holdings, Inc	23
437	*	Roadrunner Transportation Services Holdings, Inc	10
2,596		Ryder System, Inc	155
900	*	Saia, Inc	33
1,535		Skywest, Inc	25
37,318		Southwest Airlines Co	503
1,243	*	Spirit Airlines, Inc	31
2,248	*	Swift Transportation Co, Inc	32
16,141	*	UAL Corp	517
22,333		Union Pacific Corp	3,180
33,838		United Parcel Service, Inc (Class B)	2,907
200		Universal Truckload Services, Inc	5
7,760	*,e	US Airways Group, Inc	132
5,030		UTI Worldwide, Inc	73
2,203		Werner Enterprises, Inc	53

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

842	*,e	XPO Logistics, Inc	$14

		TOTAL TRANSPORTATION	15,994

UTILITIES - 3.5%
29,654		AES Corp	373
5,564		AGL Resources, Inc	233
1,847		Allete, Inc	91
5,249		Alliant Energy Corp	263
11,360		Ameren Corp	398
22,487		American Electric Power Co, Inc	1,094
523		American States Water Co	30
8,035		American Water Works Co, Inc	333
6,719		Aqua America, Inc	211
366		Artesian Resources Corp	8
5,498	e	Atlantic Power Corp	27
4,376		Atmos Energy Corp	187
2,915		Avista Corp	80
2,076		Black Hills Corp	91
727	*,e	Cadiz, Inc	5
2,026		California Water Service Group	40
18,338	*	Calpine Corp	378
19,874		Centerpoint Energy, Inc	476
489		CH Energy Group, Inc	32
551		Chesapeake Utilities Corp	27
2,955		Cleco Corp	139
11,966		CMS Energy Corp	334
518		Connecticut Water Service, Inc	15
13,595		Consolidated Edison, Inc	830
892		Consolidated Water Co, Inc	9
339		Delta Natural Gas Co, Inc	7
26,630		Dominion Resources, Inc	1,549
7,770		DTE Energy Co	531
32,855		Duke Energy Corp	2,385
15,196		Edison International	765
1,646		El Paso Electric Co	55
1,386		Empire District Electric Co	31
8,297		Entergy Corp	525
40,179		Exelon Corp	1,385
19,396		FirstEnergy Corp	818
609		Genie Energy Ltd	6
6,564		Great Plains Energy, Inc	152
4,806	e	Hawaiian Electric Industries, Inc	133
2,426		Idacorp, Inc	117
3,529		Integrys Energy Group, Inc	205
2,482		ITC Holdings Corp	222
1,170		Laclede Group, Inc	50
9,189		MDU Resources Group, Inc	230
837		MGE Energy, Inc	46
813		Middlesex Water Co	16
3,522		National Fuel Gas Co	216
2,008		New Jersey Resources Corp	90
19,566		NextEra Energy, Inc	1,520

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

13,829		NiSource, Inc	$406
14,777		Northeast Utilities	642
1,299		Northwest Natural Gas Co	57
1,761		NorthWestern Corp	70
15,486		NRG Energy, Inc	410
10,662		NV Energy, Inc	214
4,487		OGE Energy Corp	314
9,770		Oneok, Inc	466
919	e	Ormat Technologies, Inc	19
1,956		Otter Tail Corp	61
11,070		Pepco Holdings, Inc	237
19,496		PG&E Corp	868
3,046		Piedmont Natural Gas Co, Inc	100
5,024		Pinnacle West Capital Corp	291
4,395		PNM Resources, Inc	102
3,801		Portland General Electric Co	115
28,315		PPL Corp	887
23,435		Public Service Enterprise Group, Inc	805
8,653		Questar Corp	211
5,492		SCANA Corp	281
11,193		Sempra Energy	895
678		SJW Corp	18
1,513		South Jersey Industries, Inc	84
40,972		Southern Co	1,922
2,247		Southwest Gas Corp	107
10,471		TECO Energy, Inc	187
5,470		UGI Corp	210
2,458		UIL Holdings Corp	97
597		Unitil Corp	17
1,902		UNS Energy Corp	93
3,990		Vectren Corp	141
5,819		Westar Energy, Inc	193
2,570		WGL Holdings, Inc	113
10,808		Wisconsin Energy Corp	464
22,985		Xcel Energy, Inc	683
672		York Water Co	13

		TOTAL UTILITIES	28,551

		TOTAL COMMON STOCKS (Cost $494,434)	816,197

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
559	e	Magnum Hunter Resources Corp	0	^

		TOTAL ENERGY	0	^

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
4,202		Allos Therapeutics, Inc	0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	0	^

		TOTAL RIGHTS / WARRANTS (Cost $0)	0	^

TIAA SEPARATE ACCOUNT VA-1 - STOCK INDEX ACCOUNT

SHARES		COMPANY	VALUE (000)

SHORT-TERM INVESTMENTS - 2.6%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.6%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.6%
21,360,138	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$21,360

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	21,360

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	21,360

		TOTAL SHORT-TERM INVESTMENTS (Cost $21,360)	21,360

		TOTAL INVESTMENTS - 102.2% (Cost $515,794)	837,557
		OTHER ASSETS & LIABILITIES, NET - (2.2)%	(17,945)

		NET ASSETS - 100.0%	$819,612

Abbreviation(s):

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.

^	Amount represents less than $1,000.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $20,865,090.

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying schedule of investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Accounts’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended March 31, 2013, there were no material transfers between levels by the Account.

The following is a summary of inputs used to value the funds investments as of March 31, 2013 (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Consumer discretionary	$103,109	$—	$—	$103,109
Consumer staples	77,670	—	—	77,670
Energy	80,703	—	—	80,703
Financials	140,970	—	—	140,970
Health care	100,108	—	—	100,108
Industrials	92,166	—	—	92,166
Information technology	140,775	1	—	140,776
Materials	31,377	—	—	31,377
Telecommunication services	20,767	—	—	20,767
Utilities	28,551	—	—	28,551
Short-term investments	21,360	—	—	21,360
Futures**	4	—	—	4
Total	$837,560	$1	$—	$837,561

**	Derivative instruments are not reflected in the schedule of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Account since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

At March 31, 2013, the Account held the following futures contracts (amounts are in thousands):

Futures	Number of contracts‡	Settlement value	Expiration date	Unrealized gain (loss)
S&P 500 Index E-mini	15	$1,172	June 2013	$4

‡	Number of contracts are not in thousands.

Note 4—investments

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by the Account will generally be invested in high-quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. The Account bears the market risk with respect to the collateral investment, securities loaned, and the risk that the counterparty may default on its obligations to the Account.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At March 31, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $321,763,000, consisting of gross unrealized appreciation of $380,717,000 and gross unrealized depreciation of $(58,954,000).

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: May 17, 2013	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: May 17, 2013	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: May 17, 2013	By:	/s/ Phillip G. Goff
Phillip G. Goff
Chief Financial Officer,
Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer